N-6	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Northwestern Mutual Variable Life Account II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Variable Universal Life Plus
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Charges for Early Withdrawals
If you surrender your Policy (or if you change your Policy to Paid-up insurance)
in the first ten Policy Years you will be assessed a surrender charge of up to
50% of the Target Premium.
For example, if you surrender your Policy and your total Target Premium amount was $100,000, you could pay a surrender charge of up to $50,000.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee) Also see Information About the Policy – Other Benefits Available Under the Policy (Paid-Up Insurance)
Transaction Charges
In addition to surrender charges and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, requesting more than one illustration in a Policy Year, changes to your Death Benefit option or Specified Amount, as well as charges for expedited delivery or wire transfers.
Administrative Fee. We assess a one-time administrative fee of up to $250 when you exercise the Terminal Illness Benefit.
Fee and Expense Tables – Transaction Fees Fees and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses)
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2025, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
				Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.14%	2.50%
	* As a percentage of Portfolio assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy (or if you change your Policy to Paid-up insurance)
in the first ten Policy Years you will be assessed a surrender charge of up to
50% of the Target Premium.
For example, if you surrender your Policy and your total Target Premium amount was $100,000, you could pay a surrender charge of up to $50,000.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee) Also see Information About the Policy – Other Benefits Available Under the Policy (Paid-Up Insurance)

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	50.00%
Surrender Charge Example Maximum [Dollars]	$ 50,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, requesting more than one illustration in a Policy Year, changes to your Death Benefit option or Specified Amount, as well as charges for expedited delivery or wire transfers.
Administrative Fee. We assess a one-time administrative fee of up to $250 when you exercise the Terminal Illness Benefit.
Fee and Expense Tables – Transaction Fees Fees and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses)

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2025, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
				Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.14%	2.50%
	* As a percentage of Portfolio assets.

Investment Options (of Other Amount) Minimum [Percent]	0.14%
Investment Options (of Other Amount) Maximum [Percent]	2.50%
Investment Options Footnotes [Text Block]	* As a percentage of Portfolio assets.
Risks [Table Text Block]
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Risks of the Policy – Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 10 Policy Years and the value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy for Long-Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) available under the Policy. Each Portfolio (and any fixed account investment option) will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk Also see The Funds and The Fixed Option (NM Strength and Stability Account) sections
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern
Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Risks of the Policy – Investment Risk and the Northwestern Mutual section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Risks of the Policy – Policy Lapse Information About the Policy – Termination and Reinstatement

Investment Restrictions [Text Block]	Transfers or allocations to the Government Money Market Division and the Policy’s fixed option, the NM Strength and Stability Account (the “SAS Account”), are subject to certain restrictions. We do not permit transfers from the SAS Account to the Divisions. Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy. Currently, there is no charge when you transfer Contract Fund Value among Divisions and to the SAS Account. However, we reserve the right to charge $25 for each transfer. You may invest in up to 30 Divisions at a time.Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such Portfolio.
Optional Benefit Restrictions [Text Block]	Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time. Withdrawals under the Policy may cause the Death Benefit Guarantee to terminate if the monthly Death Benefit Guarantee Test is not met and no additional premium is paid during the following 61-day grace period.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
Investment Professional Compensation [Text Block]	The Policy is sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on the Policy with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Policy over other investments.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer this Policy in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase this Policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee and Expense TablesThe following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.Transaction FeesThe table below describes the fees and expenses that are payable at the time that you buy the Policy, make premium payments, surrender the Policy, make withdrawals, transfer among investment options, or make certain changes to the Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	No maximum — Charges may increase to reflect actual costs	2.00% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment		0.55% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge
6.95% of premium up to Target Premium[2] and
5.60% of premium in excess of Target Premium in
Policy Years 1-10; 3.95% of premium up to Target
Premium and 5.60% of premium in excess of Target
Premium in Policy Years 11-20 and 0.00% beyond
year 20

Surrender Charge[3]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Maximum Charge[4]		Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Minimum Charge[5]		Same as current charge	13% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Charge for Insured Issue Age 35	Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Withdrawal Fee[6]	Upon withdrawal	$25.00	Currently waived
Transfer Fee[6]	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee[6]	Upon change in Death Benefit option	$25.00	Currently waived
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Change in Specified Amount Fee[6]	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Request for Additional Illustration Charge[6,7]	Upon request for more than one illustration in a Policy Year	$25.00 per illustration for each additional illustration in a Policy Year	Currently waived
Expedited Delivery Charge[6,8]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[9]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[6,8]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[9]	$25 per transfer (up to $50 for international wires)
[1]This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.[2]The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.[3]The initial surrender charge percentage varies by Issue Age and remains level between Policy Years one through five, and declines monthly in Policy Years six through ten to zero. The surrender charge shown in the table may not be representative of the charge a particular Owner would pay. For more information on the surrender charge, see “Charges and Deductions – Monthly Policy Charges and Service Charges” in the Prospectus. Your Policy schedule pages will indicate the maximum charge under your Policy.[4]The maximum Surrender Charge assumes that the Insured has the following characteristic: Issue Ages 0-54.[5]The minimum Surrender Charge assumes that the Insured has the following characteristic: Issue Age 75.[6]Fees and charges are deducted from Contract Fund Value (see “Glossary of Terms”).[7]An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.[8]This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[9]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by Northwestern Mutual to serve the same purpose.Periodic Charges (Other than Portfolio Operating Expenses)[1]The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Year. Please see “Policy Year” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		$0.007 (monthly) per $1,000 of net amount at risk	$0.005 (monthly) per $1,000 net amount at risk
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification[5]	$0.11 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.01 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Percent of Contract Fund Value Charge[6]	Monthly, on each Monthly Processing Date	All Policy Years: 0.60% annually (0.05% monthly rate) of Contract Fund Value	All amounts in the Divisions: 0.00% annually (0.00% monthly rate) of Contract Fund Value SAS Account: 0.23% annually (0.019% monthly rate) of Contract Fund Value
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$33 (monthly)	$16 (monthly)
Minimum Charge[8]		$16 (monthly)	$7 (monthly)
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		Same as current charge	1.375% (monthly) of Target Premium during Policy Years 1-10
Minimum Charge[10]		Same as current charge	1.021% (monthly) of Target Premium during Policy Years 1-10
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	1.25% (monthly) of Target Premium during Policy Years 1-10
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.02 per $1,000 of Guaranteed Minimum Death Benefit	$0.01 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.17% monthly rate) of Policy Debt	0.71% annually (0.0592% monthly rate) of Policy Debt for Policy Years 1-20 0.21% annually (0.0175% monthly rate) of Policy Debt for Policy Years 21 and above
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		Same as current charge	$0.026 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[14]		Same as current charge	$0.005 (monthly) per $1,000 of Initial Specified Amount
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	$0.007 (monthly) per $1,000 of Initial Specified Amount
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.14 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.003 (monthly) per $1.00 of Selected Monthly Premium	$0.001 (monthly) per $1.00 of Selected Monthly Premium
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date
Maximum Charge[19]		$0.14 (monthly) per $1,000 of additional purchase benefit amount	$0.03 (monthly) per $1,000 of additional purchase benefit amount
Minimum Charge[20]		$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.00 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit
Terminal Illness Benefit	When you request an accelerated death benefit payment	Same as current charge	$250
[1]The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” in the Prospectus for more details regarding each charge). Charges may be different if your Policy is “Paid-up” (see “Other Benefits Available Under the Policy— Paid Up Insurance” in the Prospectus). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the Guaranteed Maximum Charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations” in the Prospectus). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.[2]The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Ages 1-10, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Insured has the following characteristic: Female, Issue Ages 1-13, Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.[6]For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account.[7]The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 0-15, Premier, Preferred, and Standard Plus Non-Tobacco and Premier and Preferred Tobacco underwriting classification.[9]For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 65, Class Preferred, Standard Plus and Class 1 to 7 Tobacco underwriting classification.[10]The Minimum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 15, Class Premier, Preferred Non-Tobacco/Occasional Tobacco underwriting.[11]This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the loan interest rate is calculated.[12]The current minimum Specified Amount is $100,000 for Issue Ages 18-75 and $50,000 for Issue Ages 0-17.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 25, Class 1 to 9 Non- Tobacco/Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 55, Premier, Preferred; and Standard Plus Non-Tobacco/Occasional Tobacco; Premier and Preferred Tobacco underwriting classification.[15]The charges for the Selected Monthly Premium Benefit vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy—Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 0-17, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.[18]The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the Policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $200,000.[19]The Current Charge for the Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 13-14. The Guaranteed Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Benefit added at Attained Age 38 for Male or Female.[20]The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.Annual Portfolio Operating ExpensesThe table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2025 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses and will continue until at least April 30, 2027.For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Transaction Expenses [Table Text Block]	The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.Transaction FeesThe table below describes the fees and expenses that are payable at the time that you buy the Policy, make premium payments, surrender the Policy, make withdrawals, transfer among investment options, or make certain changes to the Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	No maximum — Charges may increase to reflect actual costs	2.00% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment		0.55% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge
6.95% of premium up to Target Premium[2] and
5.60% of premium in excess of Target Premium in
Policy Years 1-10; 3.95% of premium up to Target
Premium and 5.60% of premium in excess of Target
Premium in Policy Years 11-20 and 0.00% beyond
year 20

Surrender Charge[3]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Maximum Charge[4]		Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Minimum Charge[5]		Same as current charge	13% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Charge for Insured Issue Age 35	Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Withdrawal Fee[6]	Upon withdrawal	$25.00	Currently waived
Transfer Fee[6]	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee[6]	Upon change in Death Benefit option	$25.00	Currently waived
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Change in Specified Amount Fee[6]	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Request for Additional Illustration Charge[6,7]	Upon request for more than one illustration in a Policy Year	$25.00 per illustration for each additional illustration in a Policy Year	Currently waived
Expedited Delivery Charge[6,8]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[9]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[6,8]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[9]	$25 per transfer (up to $50 for international wires)
[1]This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.[2]The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.[3]The initial surrender charge percentage varies by Issue Age and remains level between Policy Years one through five, and declines monthly in Policy Years six through ten to zero. The surrender charge shown in the table may not be representative of the charge a particular Owner would pay. For more information on the surrender charge, see “Charges and Deductions – Monthly Policy Charges and Service Charges” in the Prospectus. Your Policy schedule pages will indicate the maximum charge under your Policy.[4]The maximum Surrender Charge assumes that the Insured has the following characteristic: Issue Ages 0-54.[5]The minimum Surrender Charge assumes that the Insured has the following characteristic: Issue Age 75.[6]Fees and charges are deducted from Contract Fund Value (see “Glossary of Terms”).[7]An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.[8]This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[9]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by Northwestern Mutual to serve the same purpose.
Sales Load, Description [Text Block]	Sales Load
Sales Load, When Deducted [Text Block]	Upon each Premium Payment
Sales Load (of Premium Payments), Maximum [Percent]	6.95%
Sales Load, Footnotes [Text Block]	The Target Premium is a hypothetical annual premium which is based on the Specified Amount, Death Benefit option, Death Benefit Guarantee Period, any optional benefits, and characteristics of the Insured, such as factors including but not limited to Issue Age, sex, and underwriting classification. Please see “Target Premium” in the Glossary of Terms.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon each Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge[3]
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	50.00%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	13.00%
Deferred Sales Load, Footnotes [Text Block]
Charge for Insured Issue Age 35	Same as current charge	50% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
The initial surrender charge percentage varies by Issue Age and remains level between Policy Years one through five, and declines monthly in Policy Years six through ten to zero. The surrender charge shown in the table may not be representative of the charge a particular Owner would pay. For more information on the surrender charge, see “Charges and Deductions – Monthly Policy Charges and Service Charges” in the Prospectus. Your Policy schedule pages will indicate the maximum charge under your Policy.[4]The maximum Surrender Charge assumes that the Insured has the following characteristic: Issue Ages 0-54.[5]The minimum Surrender Charge assumes that the Insured has the following characteristic: Issue Age 75.
Other Surrender Fees, Description [Text Block]	Withdrawal Fee[6]
Other Surrender Fees, When Deducted [Text Block]	Upon withdrawal
Other Surrender Fees, Maximum [Dollars]	$ 25.00
Transfer Fees, Description [Text Block]	Transfer Fee[6]
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Maximum [Dollars]	$ 25.00
Periodic Charges [Table Text Block]	Periodic Charges (Other than Portfolio Operating Expenses)[1]The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Year. Please see “Policy Year” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		$0.007 (monthly) per $1,000 of net amount at risk	$0.005 (monthly) per $1,000 net amount at risk
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification[5]	$0.11 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.01 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Percent of Contract Fund Value Charge[6]	Monthly, on each Monthly Processing Date	All Policy Years: 0.60% annually (0.05% monthly rate) of Contract Fund Value	All amounts in the Divisions: 0.00% annually (0.00% monthly rate) of Contract Fund Value SAS Account: 0.23% annually (0.019% monthly rate) of Contract Fund Value
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$33 (monthly)	$16 (monthly)
Minimum Charge[8]		$16 (monthly)	$7 (monthly)
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)
Specified Amount Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		Same as current charge	1.375% (monthly) of Target Premium during Policy Years 1-10
Minimum Charge[10]		Same as current charge	1.021% (monthly) of Target Premium during Policy Years 1-10
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	1.25% (monthly) of Target Premium during Policy Years 1-10
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.02 per $1,000 of Guaranteed Minimum Death Benefit	$0.01 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.17% monthly rate) of Policy Debt	0.71% annually (0.0592% monthly rate) of Policy Debt for Policy Years 1-20 0.21% annually (0.0175% monthly rate) of Policy Debt for Policy Years 21 and above
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		Same as current charge	$0.026 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[14]		Same as current charge	$0.005 (monthly) per $1,000 of Initial Specified Amount
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	$0.007 (monthly) per $1,000 of Initial Specified Amount
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.14 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.003 (monthly) per $1.00 of Selected Monthly Premium	$0.001 (monthly) per $1.00 of Selected Monthly Premium
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date
Maximum Charge[19]		$0.14 (monthly) per $1,000 of additional purchase benefit amount	$0.03 (monthly) per $1,000 of additional purchase benefit amount
Minimum Charge[20]		$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.00 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit
Terminal Illness Benefit	When you request an accelerated death benefit payment	Same as current charge	$250
[1]The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” in the Prospectus for more details regarding each charge). Charges may be different if your Policy is “Paid-up” (see “Other Benefits Available Under the Policy— Paid Up Insurance” in the Prospectus). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the Guaranteed Maximum Charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations” in the Prospectus). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.[2]The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Ages 1-10, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Insured has the following characteristic: Female, Issue Ages 1-13, Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.[6]For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account.[7]The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 0-15, Premier, Preferred, and Standard Plus Non-Tobacco and Premier and Preferred Tobacco underwriting classification.[9]For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 65, Class Preferred, Standard Plus and Class 1 to 7 Tobacco underwriting classification.[10]The Minimum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 15, Class Premier, Preferred Non-Tobacco/Occasional Tobacco underwriting.[11]This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the loan interest rate is calculated.[12]The current minimum Specified Amount is $100,000 for Issue Ages 18-75 and $50,000 for Issue Ages 0-17.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 25, Class 1 to 9 Non- Tobacco/Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 55, Premier, Preferred; and Standard Plus Non-Tobacco/Occasional Tobacco; Premier and Preferred Tobacco underwriting classification.[15]The charges for the Selected Monthly Premium Benefit vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy—Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 0-17, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.[18]The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the Policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $200,000.[19]The Current Charge for the Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 13-14. The Guaranteed Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Benefit added at Attained Age 38 for Male or Female.[20]The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge[2]
Insurance Cost, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Insurance Cost, Representative Investor [Text Block]
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification[5]	$0.11 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)	$0.01 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)

Insurance Cost (of Face Amount), Maximum [Percent]	83.00%
Insurance Cost (of Face Amount), Minimum [Percent]	0.005%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Attained Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value.[3]The Maximum Charge for the Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Maximum Charge for the Cost of Insurance Charge.[4]For the Minimum Charge for the Cost of Insurance Charge, the Current Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Ages 1-10, Premier Non-Tobacco underwriting classification. For the Minimum Charge for the Cost of Insurance Charge, the Guaranteed Maximum Charge assumes that the Insured has the following characteristic: Female, Issue Ages 1-13, Premier Non-Tobacco underwriting classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.[5]The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions” in the Prospectus). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.
Expense Risk Fees, Description [Text Block]	Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Expense Risk Fees, Representative Investor [Text Block]
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	1.25% (monthly) of Target Premium during Policy Years 1-10

Expense Risk Fees (of Face Amount), Maximum [Percent]	1.375%
Expense Risk Fees (of Face Amount), Minimum [Percent]	1.021%
Expense Risk Fees, Footnotes [Text Block]	For the Maximum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 65, Class Preferred, Standard Plus and Class 1 to 7 Tobacco underwriting classification.[10]The Minimum Charge for the Specified Amount Charge, the Current Charge and the Guaranteed Maximum Charge assumes that the Insured has the following characteristics: Issue Age 15, Class Premier, Preferred Non-Tobacco/Occasional Tobacco underwriting.
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Contract Fund Value Charge[6]
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.05%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.00%
Mortality And Expense Risk Fees, Footnotes [Text Block]	For purposes of this charge, the Contract Fund Value is as of the day previous to a Monthly Processing Date plus investment results and interest credited applicable for that Monthly Processing Date. This charge may vary based on the proportionate amount of Contract Fund Value in the NM Strength and Stability Account (see “The Fixed Option” in the Prospectus) and/or different rates may apply to amounts in the Divisions versus amounts in the NM Strength and Stability Account.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Administrative Expenses, Representative Investor [Text Block]
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)

Administrative Expense, Maximum [Dollars]	$ 33
Administrative Expense, Current [Dollars]	16
Administrative Expense, Minimum [Dollars]	$ 7
Administrative Expense, Footnotes [Text Block]	The Maximum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, Class 1 to 9 Non-Tobacco/ Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[8]The Minimum Charge for the Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 0-15, Premier, Preferred, and Standard Plus Non-Tobacco and Premier and Preferred Tobacco underwriting classification.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Operating ExpensesThe table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2025 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses and will continue until at least April 30, 2027.For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Portfolio Company Expenses [Text Block]	Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	2.50%
Item 5. Principal Risks [Table Text Block]	Risks of the PolicyPolicy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. Surrender charges apply in the first 10 Policy Years and the value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.Investment Risk Policy Value in the Divisions will fluctuate with the performance of the Portfolios. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. Policy Value is not guaranteed, and you can lose money. Depending on any Death Benefit Guarantee in effect, you may be required to pay more premiums than originally planned in order to keep the Policy in force. A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading. Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, including any available fixed options, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees. Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value (which takes into account any applicable surrender charge) is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period, unless the Death Benefit Guarantee is in effect. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions. Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse. Limitations on Access to Your Policy Value Accessing your Policy Value may have tax consequences. We will deduct a surrender charge if you surrender your Policy in the first ten Policy Years. Even if your Policy has value, it is possible that you will receive no Cash Surrender Value if you surrender the Policy in the first ten Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Even if you do not ask to surrender the Policy, surrender charges may play a role in determining whether the Policy will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See “Policy Lapse” above. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Contract Fund Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.

Amounts allocated to the NM Strength and Stability Account cannot be transferred to the Divisions. As a result, you should carefully consider whether this option meets your investment needs.Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations.”)Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics, may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.Privacy Risks Variable life insurance policies face significant privacy risks, including cyberattacks and unauthorized access and use of sensitive personal and financial data, which can lead to identity theft and financial fraud, and other harms. Northwestern Mutual ensures employees receive training on privacy protocols and data minimization practices in addition to other robust data protection measures to mitigate these risks and maintain compliance with applicable privacy laws and regulations.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Death BenefitLife Insurance Benefit As long as your Policy is in force, we will pay the Life Insurance Benefit to your beneficiary or beneficiaries once we receive at our Home Office satisfactory proof of the Insured's death, subject to the limitations stated in the Policy or imposed by law. We will pay the Life Insurance Benefit either in a lump sum or, at your option or the option of your beneficiary, by establishing a fixed Income Plan in the beneficiary’s name. (See “Other Benefits Available Under the Policy—
Income Plans.”) Payments under these plans are from our General Account and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.Subject to applicable provisions of the policy (e.g., misstatements), the amount of the Life Insurance Benefit will be:●the Death Benefit, or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee; minus●the amount of any Policy Debt; minus●the amount of any adjustments to the Life Insurance Benefit where (i) the Death Benefit Guarantee is keeping the Policy in force and the Insured dies during the Death Benefit Guarantee Grace Period or (ii) the Insured dies during a Policy Grace Period. (See “Death Benefit Guarantee Grace Period” and “Termination and Reinstatement”).These amounts will be determined as of the date of the Insured's death. Even though the Owner does not have the right to take any Policy loans or withdrawals after the date of the Insured's death, any Policy loans or withdrawals that are taken after the date of the Insured's death will be deducted from the Life Insurance Benefit.We will pay the Life Insurance Benefit to the beneficiary if he or she survives the Insured and is alive on the date of payment. (See “Other Policy Provisions—Naming a Beneficiary”). If no Income Plan is elected, we will pay interest on the Life Insurance Benefit from the date of the Insured’s death based on rates declared by the Company or as required by applicable state law. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Death Benefit.The Company will usually mail the proceeds of your Life Insurance Benefit within seven days after we receive all satisfactory proof of death at our Home Office. However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.Death Benefit Options The Death Benefit before the Policy Anniversary nearest the Insured’s 121st birthday is determined by the Death Benefit option in effect at the time of the Insured’s death. The Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be equal to the Policy Value. If you select the Death Benefit Guarantee option with a lifetime period and the guarantee has not previously terminated, then the Death Benefit on and after the Policy Anniversary nearest the Insured’s 121st birthday will be the greater of the Policy Value or the Guaranteed Minimum Death Benefit.The Policy provides for three Death Benefit options:●Option A—the greater of the Specified Amount or the Minimum Death Benefit;●Option B—the greater of the Specified Amount plus Policy Value or the Minimum Death Benefit; or●Option C—the greater of the Specified Amount plus Cumulative Premiums minus Cumulative Withdrawals or the Minimum Death Benefit.All three death benefit options may not be available in all states. We calculate the amount available under the applicable Death Benefit option as of the date of the Insured’s death. You must elect a Death Benefit option at issue or your application will be deemed not in Good Order, in which case either we or your Financial Representative may notify you in an effort to conform your application to our then-current requirements.The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under the Code. For purposes of Option C, cumulative Premium Payments do not include amounts credited to the Policy under the Selected Monthly Premium Benefit.Minimum Death Benefit The Minimum Death Benefit is the amount required by federal tax law to maintain the Policy as a life insurance contract. Under any of the Death Benefit options, we will increase the Death Benefit if necessary to satisfy this requirement.A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. You may choose either the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy’s Death Benefit to equal or exceed a defined relationship to, or multiple of, the Policy Value. You make the choice of testing methods when you purchase a Policy and it cannot be changed.For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table.Guideline Premium/Cash Value—Corridor Test Multiples
Attained Age	Policy Value %	Attained Age	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	116
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130
For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the Attained Age of the Insured, the Policy’s underwriting classification and an interest rate that is the greater of the rate or rates guaranteed at issue under the Policy or the applicable accumulation test interest rate as defined in Internal Revenue Code section 7702 (currently 2%). An adjustment to the net single premium is made for certain kinds of optional benefits, if any. Generally, the Guideline Premium/Cash Value Corridor Test has lower minimum multiples than the Cash Value Accumulation Test. This means that, given the same Policy Value, the minimum Death Benefit permissible by federal income tax law may be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test limits the amount of Premium Payment that may be paid in each Policy Year. Generally, the Cash Value Accumulation Test has no such annual limitation and, therefore, may allow more Premium Payments to be paid during the early Policy Years.Changing Death Benefit Options You may change the Death Benefit option at any time while the Policy is in force, upon written request and subject to our approval. Death Benefit option changes are subject to our insurability requirements and issue limits. In addition, we will not permit a change if it is not allowed in your state or if it would result in either (i) your Policy being disqualified as a life insurance contract under federal tax law, or (ii) a Specified Amount less than the minimum Specified Amount we require for issuance of a new Policy at the time of the change. A Death Benefit option change may affect the Policy Value and Specified Amount, and also result in changes to, or termination of, the Death Benefit Guarantee. The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Charges and Deductions – Monthly Policy Charges and Service Charges”). A Death Benefit option change results in the same net amount at risk at the time of the change, but may result in a larger net amount at risk over time than had the change not occurred. For example, a change from Death Benefit Option A to Option B should result in moving from a net amount at risk that would decline over time (assuming increasing Policy Value) to a net amount at risk that would remain level over time. Changing the Death Benefit option may have tax consequences. (See “Tax Considerations”).If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to charge for a Death Benefit option change (See “Charges and Deduction—Monthly Policy Charges and Service Charges”).Death Benefit Guarantee The Policy offers an optional Death Benefit Guarantee Period elected at issue. Your Policy may also be eligible for Death Benefit Guarantee Premium Suspension. See “Other Benefits Available Under the Policy” for more information about these benefits.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changing Death Benefit Options You may change the Death Benefit option at any time while the Policy is in force, upon written request and subject to our approval. Death Benefit option changes are subject to our insurability requirements and issue limits. In addition, we will not permit a change if it is not allowed in your state or if it would result in either (i) your Policy being disqualified as a life insurance contract under federal tax law, or (ii) a Specified Amount less than the minimum Specified Amount we require for issuance of a new Policy at the time of the change. A Death Benefit option change may affect the Policy Value and Specified Amount, and also result in changes to, or termination of, the Death Benefit Guarantee. The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Charges and Deductions – Monthly Policy Charges and Service Charges”). A Death Benefit option change results in the same net amount at risk at the time of the change, but may result in a larger net amount at risk over time than had the change not occurred. For example, a change from Death Benefit Option A to Option B should result in moving from a net amount at risk that would decline over time (assuming increasing Policy Value) to a net amount at risk that would remain level over time. Changing the Death Benefit option may have tax consequences. (See “Tax Considerations”).If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to charge for a Death Benefit option change (See “Charges and Deduction—Monthly Policy Charges and Service Charges”).Death Benefit Guarantee The Policy offers an optional Death Benefit Guarantee Period elected at issue. Your Policy may also be eligible for Death Benefit Guarantee Premium Suspension. See “Other Benefits Available Under the Policy” for more information about these benefits.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the PolicyIn addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver Benefit: Selected Monthly Premium Benefit	For an Insured who has become totally disabled the company will credit minimum premium payments equal to or greater than monthly charges without the Policy lapsing	Optional
●Not available for all
ages or
underwriting
classifications
●The insured must
become totally
disabled while this
benefit is in force,
the disability must
result from an
accident or
sickness, and the
disability must last
for at least six
months
●There is a charge
for this benefit

Additional Purchase Benefit	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability	Optional	●Not available for all ages or underwriting classifications ●There is a charge for this benefit
Death Benefit Guarantee	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy	Optional	●Must be elected at issue ●Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination ●There is a charge for this benefit
Death Benefit Guarantee Premium Suspension	Allows for the suspension of required premiums during the Death Benefit Guarantee Period until your next Policy Anniversary	Standard (with Death Benefit Guarantee)	●May expire earlier than your next Policy Anniversary under certain circumstances (i.e., “retest events”)
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard	●Must be selected by Owner or the Direct or Contingent Beneficiary ●Payments are subject to fixed rates and not investment performance of the Portfolios
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	●Requires premium payments be paid ●There may be a cost associated with exchange ●Exchange may have tax consequences
Paid-up Insurance	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations	Standard
●Must be selected
by Owner
●Election is
irrevocable
●Policy Debt and
charges continue
●When in force as
Paid-up insurance,
no additional
premium is allowed
on the Policy, your
Death Benefit
option will be
irrevocably
changed and you
may not add
optional benefits to
the Policy

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	●Must be selected by Owner ●The SAS Account is not included in dollar cost averaging
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	●Must be selected by Owner ●The SAS Account is not included in portfolio rebalancing
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
●Must be selected
by Owner
●Only one model is
available at a time
●Models are “static”
which means the
percentage
allocations among
the Divisions under
a Model will not
change. Therefore
the Owner must
make an
affirmative election
to change models
●Available models
may change in the
future

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Terminal Illness Benefit
If the insured is eligible for a terminal illness
benefit, the company will pay a one-time lump sum
to the owner. The amount paid is the requested
death benefit less interest, administration fees,
loan adjustment and any required premium due.
		Standard	●The terminal illness benefit paid is less than the requested death benefit ●There is a charge for this benefit
Optional Benefits Available for a ChargeThere are currently three optional benefits available for purchase under the Policy:(1)the Waiver Benefit: Selected Monthly Premium Benefit;(2)the Additional Purchase Benefit; and(3)the Death Benefit GuaranteeThe Selected Monthly Premium Benefit may be elected at any time while the Insured is between Attained Ages 0 and 59. The Additional Purchase Benefit may be elected while the Insured is between Attained Ages 0 and 40. If the Owner seeks to add an optional benefit after the Policy has been issued, the addition of the benefit will be subject to the Company’s then-current underwriting standards. These optional benefits are not available for all Attained Ages and underwriting classifications. The Death Benefit Guarantee must be elected at issue.If you select one or more of these optional benefits, a charge for the benefit will be added to the Monthly Policy Charge. (See “Periodic Charges Other than Fund Operating Expenses”). Any such charge will continue to be assessed as long as the benefit remains in force, except that charges for the Selected Monthly Premium Benefit will be waived when the Insured is totally disabled, subject to the terms and conditions of the benefit. Once the Policy has been issued, the optional benefits above (other than the Death Benefit Guarantee) may be added to the Policy, subject to the Company’s insurability requirements and other rules. If the written request to terminate the optional benefits (other than the Death Benefit Guarantee) is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the request will be effective on that date. If the request is not received on a Monthly Processing Date, or is received on or after the close of trading on the NYSE, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Selected Monthly Premium Benefit Subject to applicable terms and conditions, the Selected Monthly Premium Benefit shall be the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits), or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured, if the total disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit provides for a credit of the greater of (1) premium amount selected by the Owner subject to Company limitations, or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.A total disability is one in which the Insured is unable to perform the substantial and material duties of an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation also includes one for which the Insured is reasonably qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an accident or sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company. This Optional Benefit is not available to be added to the Policy if, on the date the Optional Benefit is requested, the Insured is totally disabled, or, as noted above, the Attained Age or underwriting classification of the Insured is outside the range within which the Company offers these Optional Benefits, or should these Optional Benefits become unavailable in your state of issue.The Selected Monthly Premium Benefit terminates on the earliest of: (1) the Policy Anniversary that is nearest the 65th birthday of the Insured unless the Insured became totally disabled prior to the Policy Anniversary that is nearest the 60th birthday of the Insured; (2) when the Policy terminates; (3) when the Policy becomes Paid-Up insurance; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.The amounts credited under the Selected Monthly Premium Benefits are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts credited under these benefits will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit. The amounts credited under this benefit are subject to the same transaction fees as any other Premium Payment. (See “Charges and Deductions—Premium Expense Charges”).Example: John Doe, age 57, lost his right hand in a car accident and became totally disabled from his job as a roof tiler. John’s policy has a Selected Monthly Premium Benefit with a selected monthly premium amount of $7,000. Afterward, on a particular monthly processing date, John’s monthly policy charges total $5,000. John’s Selected Monthly Premium Benefit will credit $7,000 into the policy on that monthly processing date.Additional Purchase Benefit Subject to the terms and conditions of the benefit, the Additional Purchase Benefit gives the Owner the right to purchase additional life insurance policies on the life of the Insured up to Attained Age 40 at specified dates without proof of insurability. This optional benefit terminates on the Policy Anniversary nearest the 40th birthday of the Insured. It will terminate earlier: (1) when the Policy terminates; (2) when the Policy becomes Paid-Up insurance; (3) on the use of the final purchase right under the benefit; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.Example: Jane Doe, age 28, is the owner and insured of her policy and decides she wants an additional $50,000 of life insurance. Jane purchases her policy without the Company requiring evidence of insurability.Death Benefit Guarantee The Policy offers a Death Benefit Guarantee Period elected at issue. The Death Benefit Guarantee Period is optional and is elected on the application and established at issue by the applicant. A Death Benefit option change may result in changes to, or termination of, the Death Benefit Guarantee. There is a charge for the Death Benefit Guarantee (see “Fee and Expense Tables–Periodic Charges” and “Charges and Deductions–Monthly Policy Charges and Service Charges”). The Death Benefit Guarantee Period is shown on the Policy schedule pages. The Death Benefit Guarantee is available to protect the Policy from terminating during the Death Benefit Guarantee Period so long as the Death Benefit Guarantee Test is met. (See “Death Benefit Guarantee Test”). The Death Benefit Guarantee keeps the Policy in force when the Policy does not have enough Cash Surrender Value to pay the current Monthly Policy Charge and the Policy would otherwise terminate without value. (See “Termination and Reinstatement”). Please note that certain allocation or transfer restrictions may be affected by whether or not your Death Benefit Guarantee is active. (See “The Fixed Option-Restrictions on Amounts in the SAS Account and Government Money Market Division.”)When the Policy does not have sufficient Cash Surrender Value to pay the current Monthly Policy Charge and is being kept in force by the Death Benefit Guarantee, the Monthly Policy Charges will first reduce the Contract Fund Value, if any, to zero and will then accumulate as due and unpaid. Then, when you make a Premium Payment, we will deduct accumulated due and unpaid Monthly Policy Charges from Contract Fund Value. At the end of the Death Benefit Guarantee Period, if the Cash Surrender Value is less than the current Monthly Policy Charges, the Policy will enter the Policy Grace Period and an additional Premium Payment will be required to keep the Policy in force. (See “Termination and Reinstatement”).If the Policy is being kept in force by the Death Benefit Guarantee when the Insured dies, the gross amount of death proceeds will be the Guaranteed Minimum Death Benefit (“GMDB”) regardless of the Death Benefit option in effect. On the Date of Issue the GMDB equals the Specified Amount. After the Date of Issue, if there is a Policy change that changes the Specified Amount, including a Death Benefit option change, then the GMDB will equal the lessor of the current GMDB or the new Specified Amount.During the Death Benefit Guarantee Period, the Death Benefit Guarantee keeps the Policy from terminating, provided that the Death Benefit Guarantee Test is met. Unless the Death Benefit Guarantee was previously terminated, the Death Benefit Guarantee Test will be performed on each Monthly Processing Date during the Death Benefit Guarantee Period or until the Policy Anniversary nearest the Insured’s 121st birthday, if sooner. If the Death Benefit Guarantee Test is not met on a Monthly Processing Date, the Death Benefit Guarantee will enter a Death Benefit Guarantee Grace Period. The Death Benefit Guarantee Test is met provided that:(1)on the current Monthly Processing Date, (a) is greater than or equal to (b) where:(a)is the cumulative Premium Payments minus the sum of the following:●the cumulative withdrawals; and●principal loan balance (See “Policy Loans”); and(b)is the cumulative Death Benefit Guarantee Premiums for the current Monthly Processing Date;AND(2)the Death Benefit Guarantee Test has been met on all prior Monthly Processing Dates, and has not previously been terminated due to a loan or withdrawal causing the test to not be met.The Death Benefit Guarantee Test will be deemed to have been met on all prior Monthly Processing Dates during a Death Benefit Guarantee Grace Period if the required payment is paid prior to the expiration of the Death Benefit Guarantee Grace Period.Termination of Death Benefit Guarantee For Failure to Meet the Death Benefit Guarantee Test If on a Monthly Processing Date the Death Benefit Guarantee Test is not met, you will have 61 days to make an additional payment to keep the Death Benefit Guarantee, provided the Death Benefit Guarantee Period is not already scheduled to expire during that 61-day period. The Death Benefit Guarantee Grace Period will begin on the date we send you written notice of the amount of payment you must make. The minimum payment that you must make will be the amount necessary to meet the Death Benefit Guarantee Test at the end of the Death Benefit Guarantee Grace Period.The Death Benefit Guarantee will continue during the Death Benefit Guarantee Grace Period, terminating at the end of such period if you do not make the required payment. If you do not make the required payment, you will not be able to reinstate the Death Benefit Guarantee.When the Death Benefit Guarantee terminates, the Policy will still remain in force provided the Cash Surrender Value on the Monthly Processing Date is greater than the Monthly Policy Charges. If, however, this requirement is not met, the Policy will enter the Policy Grace Period, during which time you may still avoid termination of your Policy provided you make sufficient payments to keep your Policy in force. (See “Termination and Reinstatement”). If the Insured dies during the Death Benefit Guarantee Grace Period and the Death Benefit Guarantee is keeping the Policy in force, we will deduct from the Life Insurance Benefit the amount of the payment required to meet the Death Benefit Guarantee Test as of the last Monthly Processing Date preceding or on the date of death of the Insured.Example: John Doe elected a ten-year Death Benefit Guarantee Period when he purchased his policy and has met his Death Benefit Guarantee Test every month. On a monthly processing date in the eighth year, John’s policy has the following characteristics:Cash Surrender Value = $80
Monthly Policy Charges = $100
Cumulative Premiums to date = $20,000
Cumulative Withdrawals to date = $1,000
Principal Loan Balance = $0
Cumulative Monthly Death Benefit Guarantee Premiums = $18,000John’s policy does not have enough cash surrender value to cover monthly policy charges and would normally enter the policy grace period and eventually terminate. However, John’s policy does not enter the policy grace period because his cumulative premium amount (less withdrawals and loans) ($20,000 - $1,000 = $19,000) is greater than his cumulative monthly Death Benefit Guarantee Premium amount ($18,000), which was an amount determined when John purchased the policy. Amounts needed to cover the outstanding charges are deducted from the value of John’s policy.Death Benefit Guarantee Premium Suspension Your Policy may be eligible for Death Benefit Guarantee Premium Suspension as indicated on your Policy schedule pages. Death Benefit Guarantee Premium Suspension is tested on the month prior to your next Policy Anniversary. It sets the Death Benefit Guarantee Monthly Premium to zero beginning on the next Monthly Processing Date until the next Policy Anniversary (or earlier if a “Retest Event” occurs), so long as the Death Benefit Guarantee is active (and not in a Death Benefit Grace Period) and the Contract Fund Value is greater than or equal to the amount shown on the Table of Amounts for Determining Death Benefit Guarantee Premium Suspension (“Premium Suspension Table”) for a particular Monthly Processing Date shown in your Policy. A Retest Event is defined as a withdrawal, a Policy loan, a failure to pay accrued loan interest when due, or a change by the Owner to the terms of the Policy that could result in an increase in the Company’s risk under the Policy. If a Retest Event occurs, the Death Benefit Guarantee Premium Suspension will continue so long as immediately after the Retest Event the Death Benefit Guarantee Test is met and the Contract Fund Value is greater than or equal to the amount shown in the Premium Suspension Table for the Monthly Processing Date adjusted proportionately for any reduction to the Guaranteed Minimum Death Benefit resulting from the Retest Event.Example: Jane Doe elected a ten-year Death Benefit Guarantee Period when she purchased her policy and has met her Death Benefit Guarantee Test every month. On the monthly processing date prior to her eighth policy anniversary, Jane’s policy had the following characteristics:Cumulative Premiums to date = $50,000
Cumulative Monthly Death Benefit Guarantee Premiums = $20,000
Contract Fund Value = $90,000
Death Benefit Guarantee Premium Suspension Amount = $85,000Because the Contract Fund Value of Jane’s policy is greater than the Death Benefit Guarantee premium suspension amount shown in her policy, her policy passes the Death Benefit Guarantee Premium Suspension test and her monthly Death Benefit Guarantee premium amount is reduced to $0, meaning she will continue to pass the monthly Death Benefit Guarantee test until the earlier of her next Policy Anniversary or a Retest Event.Standard Benefits Available At No ChargeIncome Plans Upon the death of the Insured, if an Income Plan was not previously elected by you and in lieu of a lump sum or other payment agreed to by the Company, the beneficiary may elect to receive his or her share (or name and change beneficiaries –see “Other Policy Provisions – Naming a Beneficiary”) of the Life Insurance Benefit by either of the fixed Income Plan options noted below. Payments under a fixed Income Plan option are not affected by the investment performance of the Divisions after the date of surrender or the date of the Insured’s death. Nothing in this section shall be construed to otherwise contradict the order of payment of the Life Insurance Benefit as described in the Policy, designated by you or under applicable law.Payments under fixed Income Plan options will be based on rates declared by the Company on the effective date of the Income Plan. The monthly income payment rates applicable to life Income Plans are based on interest rates applicable to amounts as of the date of death of the Insured according to the Policy as well as additional interest at a rate of 10% annually beginning 31 calendar days after the latest of (a) proof of the date of death is received by the Company, (b) the Company has all the information it needs to determine liability and the appropriate payees, or (c) any legal impediments (e.g., court guardian or executor actions) are properly satisfied. There is no additional charge for electing an Income Plan option. We may offer additional Income Plans.●Single Life Income We will make monthly payments for the selected certain period. The options for the certain period are zero years (i.e., no certain period), ten years, or twenty years. If the payee lives longer than the certain period, payments will continue for his or her life. In cases where a ten or twenty year certain period is elected, if the payee dies before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries your beneficiary designates. Where a certain period of zero years was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.●Joint and Survivor Life Income We will make monthly payments for a 10-year certain period, and thereafter for as long as either of the individuals upon whose lives income payments are based is living. If both payees die before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries or to beneficiaries your beneficiary designates.In general, the monthly payments under a joint and survivor life Income Plan will be lower than, but may be payable for a longer period than, a single life Income Plan.The Owner may elect an Income Plan for each beneficiary’s share of the Life Insurance Benefit:●while the Insured is living; or●during the first 60 days after the death of the Insured, if the Insured at the time of his or her death was not the Owner. An election made during that 60-day period may not be revoked.An Owner may make or change Income Plan elections by contacting the Home Office or an authorized Financial Representative may provide us with an election on behalf of a Policy Owner subject to our current procedures, rules and requirements.Subject to the Owner’s rights, and upon providing any information that we may require, a direct or contingent beneficiary may elect an Income Plan for his or her share of the Life Insurance Benefit and/or name his or her own beneficiary for the Income Plan value, if any, remaining on his or her death. If no such Income Plan beneficiary is named, then the Income Plan beneficiary for the remaining value, if any, shall be the estate of the deceased direct or contingent beneficiary. Income Plan beneficiaries may continue to receive payments of the remaining value under the terms of the Income Plan in effect on the death of the direct or contingent beneficiary.Withdrawal The remaining value, if any, in an Income Plan may be withdrawn in a lump sum upon the death of all individuals upon whose lives income payments are based. The withdrawal value will be the present value of any unpaid payments for the remaining certain period. The present value will be based on the rate of interest used to determine the amount of the payments.Limitations If a trust is named as a beneficiary and no qualified trustee claims the Life Insurance Benefit within one year after the claim is determined to be payable, payment of the Life Insurance Benefit will be paid as though the trust had not been named as a beneficiary. The Company is not responsible for actions taken by the trustee and will not be charged with notice of any change of trustee unless written evidence of the change is received at the Home Office.Payment Frequency Upon written request, we will make payments once every 3, 6, or 12 months instead of each month.Example: John Doe was the owner and insured of a policy and had elected a single life income plan for a ten-year certain period. Upon his death, in lieu of paying life insurance proceeds from the policy to his wife Jane, his beneficiary, in a lump sum, the Company made reduced amounts of monthly payments to her spread out over that time period while the remaining balance earned interest. Exchange for a Fixed Benefit Policy Depending on your state of issue, we may allow you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”) at any time within the period allowed by your state provided premiums are paid. We reserve the right to require evidence of insurability. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and will have a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.In addition, irrespective of your state of issue, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio that was approved by Owners, or the Portfolio is substituted for another portfolio (see “Other Policy Transactions-Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. You will be given notice of any such change and will have 60 days to make the exchange.Example: John Doe lives in California and is the owner and insured of a variable universal life plus policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to six more months to exchange his variable policy for a fixed policy without the Company requiring evidence of insurability.Paid-up Insurance Upon written request to the Company, you may change your Policy to Paid-up insurance. Your election to convert to Paid-up insurance is irrevocable. To convert your Policy, the Cash Surrender Value must be at least $1,000 and the Policy must have been in force for at least 18 months from the Policy Date. This feature is not available for policies issued in certain states where the Guideline Premium/Cash Value Corridor Test (see “Minimum Death benefit”) was elected at issue. See Appendix B for more information about whether your state of issue affects the availability of Paid-up insurance.If the request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of change to Paid-Up insurance will be that date. If the request is not received on a Monthly Processing Date, or on or after the close of trading on the NYSE on a Monthly Processing Date, the change will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.On the date the Policy is changed to Paid-up insurance, we deduct any applicable surrender charge and we transfer the Contract Fund Value to the Company’s General Account. Any outstanding Policy Debt continues. The Specified Amount will be changed to the Paid-up Specified Amount. The Paid-up Specified Amount is calculated as the Policy Value (after deducting the surrender charge and any withdrawals as of the date of the change) divided by the factor for the Paid-up insurance option shown on the Policy schedule pages. The Death Benefit option will be changed to Option A, and any Death Benefit Guarantee and any additional benefits will be terminated. The definition of life insurance will be changed to the Cash Value Accumulation Test (please see “Death Benefit – Minimum Death Benefit” for more information).After the Policy is changed to Paid-up insurance, the Policy Value will equal the Contract Fund Value plus any Policy Debt except that Policy Value (excluding loans) will not be less than the Paid-up Specified Amount multiplied by the factor for the Paid-up insurance shown on the Policy schedule pages (“Guaranteed Minimum Paid-Up Policy Value”).When the Policy is in force as Paid-up insurance, you will not be permitted to make additional Premium Payments, change Death Benefit options or the Specified Amount, or add optional benefits to the Policy. Subject to certain restrictions, you are permitted to make withdrawals and loan repayments and take out additional loans. Loans and withdrawals reduce the Contract Fund Value and may increase the chance the Policy will terminate without value. A withdrawal can be requested by the Owner (see “Surrender and Withdrawals of Policy Value”). Withdrawals may reduce the Paid-up Specified Amount. The Contract Fund Value will earn interest at an annual effective rate determined by the Company that may change no more frequently than once a year and at no time will the annual effective interest rate be less than the minimum Paid-up Minimum Guaranteed Annual Effective Interest Rate shown in the Policy schedule pages. On any day after the effective date, the Contract Fund Value is equal to the Contract Fund Value at the end of the previous day plus any of the following items applicable for the current day:●interest;●any loan repayment and accrued loan interest payment made; and●any Policy dividend directed to increase the Policy Value;minus any of the following items applicable to the Contract Fund Value for the current day:●a Monthly Policy Charge;●Policy loans;●withdrawals; and●service charges.When the Policy is in force as Paid-up insurance, the Monthly Policy Charge consists of the Monthly Policy Debt Expense Charge and the Monthly Cost of Insurance Charge. These charges may be reduced in order to ensure the Policy Value is not less than the Guaranteed Minimum Paid-up Policy Value.Example: Jane Doe is the owner and insured of a variable universal life plus policy with an Additional Purchase Benefit rider and a Death Benefit Guarantee that has been in force for three years. Her policy has the following characteristics as of a monthly processing date: Cash Surrender Value = $200,000
Specified Amount = $500,000
Factor for Paid-up Option in the current policy month (from the policy schedule pages) = 0.8Jane decides she would rather own a paid-up policy that will earn a fixed rate of interest and will not require additional premium payments. Because Jane’s policy has the required minimum amount of cash surrender value and has been in force long enough, she is able to convert her policy to a paid-up policy. Her new policy, however, will not have any benefits and the specified amount of her death benefit will be reduced to her policy value divided by the factor set forth in her policy at issue, in this case reducing her specified amount from $500,000 to $250,000 (i.e., $200,000 / 0.8 = $250,000). Dollar-Cost Averaging With Dollar-Cost Averaging (“DCA”), you can arrange to have a designated amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly in allowable amounts from the Government Money Market Division into other Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for DCA. We reserve the right to modify or terminate the DCA Plan at any time. DCA does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue Premium Payments during periods of declining markets. You should consult your Financial Representative before deciding whether to elect DCA.Portfolio Rebalancing Over time, portfolio rebalancing helps you maintain your allocations among the Divisions. If you elect portfolio rebalancing, amounts invested in the Divisions are periodically rebalanced in accordance with our procedures, to return your allocation to the percentages you specify. Portfolio rebalancing may reduce amounts allocated to better performing Divisions. Please note that the SAS Account is not included in portfolio rebalancing.You may choose to rebalance monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for portfolio rebalancing. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend, or discontinue this feature at any time. Asset Allocation Models The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:
Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling (866) 464-3800. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them. Models may not be available for Policies with allocated amounts to the SAS Account.Available models may change from time to time, but you must make an affirmative election to change models. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio) or the elimination of a Portfolio as an investment option under the Policy pursuant to other applicable SEC regulatory guidance. In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.Terminal Illness Benefit This Benefit pays a portion of the policy’s death benefit to the Owner when the Company receives proof that is satisfactory to the Company of the Insured’s Terminal Illness. If an accelerated death benefit payment is made under this Benefit, the Death Benefit, Specified Amount, Contract Fund Value and Loan Value under this Policy, if applicable, will be reduced. An accelerated death benefit payment will not be allowed if the Owner is required to request the payment by any third party (including any creditor, governmental agency, trustee in bankruptcy, or any other person) or as the result of a court order. This Benefit may be taxable. Before requesting payment under this Benefit, please consult your legal or tax professionals.General TermsThe Terminal Illness Death Benefit Amount. The Terminal Illness Death Benefit Amount for this Benefit will be calculated by the Company and is equal to the Death Benefit at the time this Benefit is requested and does not include dividends payable upon death, if any.The Eligible Death Benefit Amount. The maximum amount of Death Benefit that can be accelerated at the time this Benefit is requested and is equal to 75% of the Terminal Illness Death Benefit Amount but shall not exceed $1 million.The Requested Death Benefit Amount. The portion of the Terminal Illness Death Benefit Amount that the Owner requests to be accelerated. This amount must be at least the minimum amount set by the Company which will not exceed $25,000 but not greater than the Eligible Death Benefit Amount.Administrative Fee. A charge up to $250 that the Company may impose to pay for administrative expenses.Declared Interest Rate. The greater of (a) the effective annual yield on 90-day Treasury Bills as of the date of application for an accelerated payment of (b) the rate of the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Services, Inc. or successor thereto, for the calendar month ending two months before the date of request for this Benefit.Loan Adjustment. An amount equal to the Requested Death Benefit Amount divided by the Terminal Illness Death Benefit Amount multiplied by any Policy Debt.The Accelerated Payment Amount. An amount equal to:●the Requested Death Benefit Amount; less●twelve months of interest on the Requested Death Benefit Amount at the Declared Interest Rate; less●the Administrative Fee; less●the Loan Adjustment; less●any required minimum premium due from entering either the Policy Grace Period or the Death Benefit Guarantee Grace Period if the Policy is currently in force under the Death Benefit Guarantee.Licensed Physician. A doctor of medicine or osteopathy authorized to practice medicine and surgery by the state in which he or she performs such functions or action in the United States or Canada. The Licensed Physician cannot be the Insured, Owner, or a spouse, mother-in-law, father-in-law, stepparent, or the natural or adoptive brother, sister, parent, grandparent, or child of the Owner or Insured.Terminal Illness. An illness certified by a Licensed Physician that is reasonably expected to result in death six months or less from the date of the certification by the Licensed Physician.Terminal Illness BenefitThe Company will pay an Accelerated Payment Amount to the Owner as an immediate one-time lump sum if:●the Insured has a Terminal Illness;●the Conditions of Payment are satisfied; and●the claim requirements are satisfied.There is no Monthly Policy Charge associated with this Benefit. The amount payable under this Benefit shall not be less than the amount available upon surrender multiplied by the percentage of the death benefit that is being accelerated.Any benefits paid under this Benefit, including those paid after the Insured’s death but before the Company received notice of that death, will reduce the Death Benefit that is paid on the death of the Insured as described below. This Benefit will not be paid if the Company receives notification of the Insured’s death before the Accelerated Payment Amount is sent to the Owner.Effect of the Accelerated Payment Amount on Policy ValuesAfter the Company makes a payment under this Benefit, the Policy remains in force with the following adjustments to the Policy values:●the Death Benefit Option is changed to Option A if Option A is not in effect at the time of payment;●the Death Benefit will be reduced by the Requested Death Benefit Amount;●the Specified Amount will be reduced proportionately to the reduction in Death Benefit;●the Eligible Death Benefit Amount will be reduced to zero;●the Contract Fund Value will be reduced proportionately to the reduction in Death Benefit (reductions from Contract Fund Value are proportionate among the Divisions and/or the NM Strength and Stability Account in proportion to the amounts in the Divisions and/or the NM Strength and Stability Account);●any Policy Debt will be reduced by the Loan Adjustment; ●if applicable, the Selected Monthly Premium under a Waiver Benefit will be reduced proportionately to the reduction in Death Benefit; and●if a Death Benefit Guarantee is active, the Death Benefit Guarantee will be reduced to the new Specified Amount.Upon payment of the Accelerated Payment Amount, the Company will furnish updated specification pages to reflect the new Policy values, and the Company’s liability under this Policy for the Requested Death Benefit Amount ends.Following payment of the Accelerated Payment Amount, Death Benefit Option changes are not permitted.Conditions of PaymentThe Company must receive the Owner’s voluntary written request for payment under this Benefit. The Company will pay the Accelerated Payment Amount if all of the following conditions are met: ●the Policy is not collaterally assigned;●the Policy was not issued by dividing a policy into two or more policies;●the Policy is not the result of a partial term conversion; ●the claim has been approved;●the Policy is in force; and ●if applicable, the Company has received written approval to make a payment under this Benefit from any irrevocable beneficiary.Claims for Terminal Illness BenefitBefore the Accelerated Payment Amount is paid under this Benefit, the Company will require the Owner to provide proof that is satisfactory to the Company of the Insured’s Terminal Illness. This proof must include the certification of Licensed Physician describing the Insured’s health condition and stating that the condition is reasonably expected to result in death of the Insured in six months or less. The Company reserves the right to obtain a second opinion as to the Insured’s heath at its own expense. In the event of conflicting opinions between the Insured’s Licensed Physician and the Licensed Physician of the Company’s choice, eligibility for this Benefit will be determined by a third opinion provided by a Licensed Physician that is mutually acceptable to the Company and the Insured. Such third opinion will be at the Company’s expense. Request for Claim. To make a claim for this Benefit, the Company must receive a written request from the Owner. The request should:●include the Insured’s name, Policy number, and Requested Death Benefit Amount; and●be sent to the Company or be given to an authorized agent of the Company.Claim Forms. The Company will furnish claims forms within 15 days after receiving notice of claim. These forms must be completed by the Owner, the Insured (or the Insured’s representative if the Insured is incapable), and the Insured’s Licensed Physician. If these forms are not furnished by the Company within the 15-day period, this initial written proof of the Insured’s Terminal Illness may be made by providing a written statement of the Terminal Illness without the use of the Company forms. Payment. Any payments made under this Benefit will be paid to the Owner or Owner’s Estate while the Insured is living, unless the Benefit has been otherwise assigned or designated by the Owner. Claims under this Benefit must be requested voluntarily by the Owner. This Benefit provides for the payment of a portion of the proceeds of this Policy normally payable at the death of the Insured. This Benefit is not meant to cause the Owner to involuntarily obtain proceeds that ultimately would be payable to the Beneficiary. Authorizations. The Company will furnish the Insured (or his or her representative if the Insured is incapable) with authorizations to obtain and disclose medical records. These authorizations must be signed by the Insured without alterations and returned to the Company.TerminationThis Benefit will terminate on the earliest of the following dates:●the date on which a payment has been paid under this Benefit;●the date on which the Home Office receives the Owner’s written request to terminate this Benefit; or●the date of termination of the Policy.Following is a hypothetical example of how the Terminal Illness Benefit works. The example is provided for illustrative purposes only and is in no way representative of actual policy values.Example:
Policy Values Before Terminal Illness Payment
Death Benefit = $200,000 Specified Amount = $200,000 Contract Fund Value = $50,000
Terminal Illness Benefit Payment Calculation
Eligible Insurance Amount = 0.75 * $200,000 = $150,000**
**Eligible Insurance Amount cannot exceed $1,000,000 as defined in the Policy
Requested Death Benefit Amount = $150,000
Policy Debt = $10,000
Interest Rate = 0.05 (for illustration purposes)
Loan Adjustment = $150,000 / $200,000 * $10,000 = $7,500
The Accelerated Payment Amount is equal to:
Requested Death Benefit	$150,000
Twelve months of interest	-$150,000 * (1 - (1.05) ^ -1) = $7,142.86
Administrative Fee	-$250
Loan Adjustment	-$7,500
Accelerated Payment Amount	$135,107.14
Policy Values After Terminal Illness Payment
Death Benefit = $200,000 - $150,000 = $50,000 Specified Amount = $200,000 – ($200,000 x 75%) = $50,000 Contract Fund Value = $50,000 – ($50,000 x 75%) = $12,500 Policy Debt = $10,000 - $7,500 = $2,500

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver Benefit: Selected Monthly Premium Benefit	For an Insured who has become totally disabled the company will credit minimum premium payments equal to or greater than monthly charges without the Policy lapsing	Optional
●Not available for all
ages or
underwriting
classifications
●The insured must
become totally
disabled while this
benefit is in force,
the disability must
result from an
accident or
sickness, and the
disability must last
for at least six
months
●There is a charge
for this benefit

Additional Purchase Benefit	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability	Optional	●Not available for all ages or underwriting classifications ●There is a charge for this benefit
Death Benefit Guarantee	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy	Optional	●Must be elected at issue ●Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination ●There is a charge for this benefit
Death Benefit Guarantee Premium Suspension	Allows for the suspension of required premiums during the Death Benefit Guarantee Period until your next Policy Anniversary	Standard (with Death Benefit Guarantee)	●May expire earlier than your next Policy Anniversary under certain circumstances (i.e., “retest events”)
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard	●Must be selected by Owner or the Direct or Contingent Beneficiary ●Payments are subject to fixed rates and not investment performance of the Portfolios
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard	●Requires premium payments be paid ●There may be a cost associated with exchange ●Exchange may have tax consequences
Paid-up Insurance	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations	Standard
●Must be selected
by Owner
●Election is
irrevocable
●Policy Debt and
charges continue
●When in force as
Paid-up insurance,
no additional
premium is allowed
on the Policy, your
Death Benefit
option will be
irrevocably
changed and you
may not add
optional benefits to
the Policy

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	●Must be selected by Owner ●The SAS Account is not included in dollar cost averaging
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	●Must be selected by Owner ●The SAS Account is not included in portfolio rebalancing
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.	Standard
●Must be selected
by Owner
●Only one model is
available at a time
●Models are “static”
which means the
percentage
allocations among
the Divisions under
a Model will not
change. Therefore
the Owner must
make an
affirmative election
to change models
●Available models
may change in the
future

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Terminal Illness Benefit
If the insured is eligible for a terminal illness
benefit, the company will pay a one-time lump sum
to the owner. The amount paid is the requested
death benefit less interest, administration fees,
loan adjustment and any required premium due.
		Standard	●The terminal illness benefit paid is less than the requested death benefit ●There is a charge for this benefit

Operation of Benefit [Text Block]	Optional Benefits Available for a ChargeThere are currently three optional benefits available for purchase under the Policy:(1)the Waiver Benefit: Selected Monthly Premium Benefit;(2)the Additional Purchase Benefit; and(3)the Death Benefit GuaranteeThe Selected Monthly Premium Benefit may be elected at any time while the Insured is between Attained Ages 0 and 59. The Additional Purchase Benefit may be elected while the Insured is between Attained Ages 0 and 40. If the Owner seeks to add an optional benefit after the Policy has been issued, the addition of the benefit will be subject to the Company’s then-current underwriting standards. These optional benefits are not available for all Attained Ages and underwriting classifications. The Death Benefit Guarantee must be elected at issue.If you select one or more of these optional benefits, a charge for the benefit will be added to the Monthly Policy Charge. (See “Periodic Charges Other than Fund Operating Expenses”). Any such charge will continue to be assessed as long as the benefit remains in force, except that charges for the Selected Monthly Premium Benefit will be waived when the Insured is totally disabled, subject to the terms and conditions of the benefit. Once the Policy has been issued, the optional benefits above (other than the Death Benefit Guarantee) may be added to the Policy, subject to the Company’s insurability requirements and other rules. If the written request to terminate the optional benefits (other than the Death Benefit Guarantee) is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the request will be effective on that date. If the request is not received on a Monthly Processing Date, or is received on or after the close of trading on the NYSE, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Selected Monthly Premium Benefit Subject to applicable terms and conditions, the Selected Monthly Premium Benefit shall be the greater of (1) a premium amount selected by the Owner subject to Company limitations (e.g. the range of dollar amounts which at a minimum maintain the Policy or at a maximum reach the Company’s then-current Premium waiver limits), or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured, if the total disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit provides for a credit of the greater of (1) premium amount selected by the Owner subject to Company limitations, or (2) the premium amount required to cover the current Monthly Policy Charges (other than the Monthly Policy Debt Expense Charge) that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.A total disability is one in which the Insured is unable to perform the substantial and material duties of an occupation. For the first 24 months of total disability, an occupation is the one that the Insured has at the time the Insured becomes disabled. After 24 months, an occupation also includes one for which the Insured is reasonably qualified by education, training or experience. To be covered, the total disability must begin while the benefit is in force; the total disability must result from an accident or sickness; and the total disability must last for at least six consecutive months. The Company will determine the existence of total disability based on the proof of claim submitted and other information gathered by the Company. This Optional Benefit is not available to be added to the Policy if, on the date the Optional Benefit is requested, the Insured is totally disabled, or, as noted above, the Attained Age or underwriting classification of the Insured is outside the range within which the Company offers these Optional Benefits, or should these Optional Benefits become unavailable in your state of issue.The Selected Monthly Premium Benefit terminates on the earliest of: (1) the Policy Anniversary that is nearest the 65th birthday of the Insured unless the Insured became totally disabled prior to the Policy Anniversary that is nearest the 60th birthday of the Insured; (2) when the Policy terminates; (3) when the Policy becomes Paid-Up insurance; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.The amounts credited under the Selected Monthly Premium Benefits are treated as Premium Payments subject to the terms of the Policy, except that if the Policy has Death Benefit Option C, then the amounts credited under these benefits will not be included in the cumulative Premium Payments that are used in the calculation of the Death Benefit. The amounts credited under this benefit are subject to the same transaction fees as any other Premium Payment. (See “Charges and Deductions—Premium Expense Charges”).Example: John Doe, age 57, lost his right hand in a car accident and became totally disabled from his job as a roof tiler. John’s policy has a Selected Monthly Premium Benefit with a selected monthly premium amount of $7,000. Afterward, on a particular monthly processing date, John’s monthly policy charges total $5,000. John’s Selected Monthly Premium Benefit will credit $7,000 into the policy on that monthly processing date.Additional Purchase Benefit Subject to the terms and conditions of the benefit, the Additional Purchase Benefit gives the Owner the right to purchase additional life insurance policies on the life of the Insured up to Attained Age 40 at specified dates without proof of insurability. This optional benefit terminates on the Policy Anniversary nearest the 40th birthday of the Insured. It will terminate earlier: (1) when the Policy terminates; (2) when the Policy becomes Paid-Up insurance; (3) on the use of the final purchase right under the benefit; or (4) when the Owner’s written request to terminate the benefit is received at our Home Office.Example: Jane Doe, age 28, is the owner and insured of her policy and decides she wants an additional $50,000 of life insurance. Jane purchases her policy without the Company requiring evidence of insurability.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A—Portfolios Available under Your PolicyThe following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2,4]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2] (formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A5	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A5	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A5	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A5	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A5	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A5	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I6	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I6	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[7]	O’Connor Alternative Investments, LLC [8]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[9](formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[10]	Fidelity Management & Research Company LLC (FMR)[11]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[10]	FMR[11]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[10]	FMR[11]	0.59%	7.99%	12.14%	10.82%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[10]	FMR[11]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[10]	FMR[11]	0.56%	23.36%	16.83%	23.76%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[10]	FMR [11]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[13] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[14]	Russell Investment Management LLC (RIM)[15]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[14]	RIM[15]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[14]	RIM[15]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[14]	RIM[15]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[14]	RIM[15]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[14]	RIM[15]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[14]	RIM[15]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[14]	RIM[15]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[14]	RIM[15]	0.98%[1]	18.47%	9.53%	9.23%
[1]This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.[2]A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC, (MSA) our wholly-owned company, serves as investment adviser. [3]Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. Please note that allocations into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).[4]Please note that allocations or transfers into the Government Money Market Division are subject to certain restrictions if your Death Benefit Guarantee is in effect. These restrictions include limits on the timing and amounts allocated or transferred to this Division to ensure total amounts in, or percentages allocated or transferred to, this Division and/or the SAS Account do not exceed certain maximum percentages (see "The Fixed Option-Restrictions on Amounts in the SAS Account and Government Money Market Division" in the Prospectus).[5]A series of American Funds Insurance Series®.[6]The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.[7]A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).[8]Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser.[9]A series of Columbia Funds Variable Insurance Trust. [10]The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.[11]The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. [12]A series of John Hancock Variable Insurance Trust.[13]A series of Neuberger Berman Advisers Management Trust. [14]A series of Russell Investment Funds. [15]Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Please note that depending on whether your Death Benefit Guarantee is in effect, allocations or transfers into the Government Money Market Division are subject to certain restrictions (see “The Fixed Option - Restrictions on Amounts in the SAS Account and Government Money Market Division” in the Prospectus).
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2,4]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2] (formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A5	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A5	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A5	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A5	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A5	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A5	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I6	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I6	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[7]	O’Connor Alternative Investments, LLC [8]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[9](formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[10]	Fidelity Management & Research Company LLC (FMR)[11]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[10]	FMR[11]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[10]	FMR[11]	0.59%	7.99%	12.14%	10.82%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[10]	FMR[11]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[10]	FMR[11]	0.56%	23.36%	16.83%	23.76%
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[10]	FMR [11]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[12]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[13] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[14]	Russell Investment Management LLC (RIM)[15]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[14]	RIM[15]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[14]	RIM[15]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[14]	RIM[15]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[14]	RIM[15]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[14]	RIM[15]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[14]	RIM[15]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[14]	RIM[15]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[14]	RIM[15]	0.98%[1]	18.47%	9.53%	9.23%

Portfolio Company Name [Text Block]	1 Year
Temporary Fee Reductions, Current Expenses [Text Block]	This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Variable Universal Life Plus | Risks Associated with Investment Options
Item 2. Key Information [Line Items]
Risk [Text Block]	Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Policy. Each Portfolio (and any fixed account investment option) will have its own unique risks and you should review these investment options before making an investment decision.
Variable Universal Life Plus | Policy Lapse
Item 2. Key Information [Line Items]
Risk [Text Block]	Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid. After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Principal Risk [Text Block]	Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value (which takes into account any applicable surrender charge) is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period, unless the Death Benefit Guarantee is in effect. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Variable Universal Life Plus | Policy for Long Term Protection
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. Surrender charges apply in the first 10 Policy Years and the value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Variable Universal Life Plus | Insurance Default Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, including any available fixed options, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Variable Universal Life Plus | Policy Loan Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse.
Variable Universal Life Plus | Limitations on Access to Your Policy Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Your Policy Value Accessing your Policy Value may have tax consequences. We will deduct a surrender charge if you surrender your Policy in the first ten Policy Years. Even if your Policy has value, it is possible that you will receive no Cash Surrender Value if you surrender the Policy in the first ten Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of your Policy in the near future. Even if you do not ask to surrender the Policy, surrender charges may play a role in determining whether the Policy will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See “Policy Lapse” above. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Contract Fund Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.

Amounts allocated to the NM Strength and Stability Account cannot be transferred to the Divisions. As a result, you should carefully consider whether this option meets your investment needs.
Variable Universal Life Plus | Adverse Tax Consequences
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations.”)
Variable Universal Life Plus | Risk of an Increase in Current Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.
Variable Universal Life Plus | Cybersecurity and Certain Business Continuity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics, may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Variable Universal Life Plus | Privacy Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Privacy Risks Variable life insurance policies face significant privacy risks, including cyberattacks and unauthorized access and use of sensitive personal and financial data, which can lead to identity theft and financial fraud, and other harms. Northwestern Mutual ensures employees receive training on privacy protocols and data minimization practices in addition to other robust data protection measures to mitigate these risks and maintain compliance with applicable privacy laws and regulations.
Variable Universal Life Plus | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
Variable Universal Life Plus | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 10 Policy Years and the value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Variable Universal Life Plus | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment Risk Policy Value in the Divisions will fluctuate with the performance of the Portfolios. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. Policy Value is not guaranteed, and you can lose money. Depending on any Death Benefit Guarantee in effect, you may be required to pay more premiums than originally planned in order to keep the Policy in force. A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Variable Universal Life Plus | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Variable Universal Life Plus | Growth Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Adviser [Text Block]	Mason Street Advisors, LLC (MSA)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Variable Universal Life Plus | Focused Appreciation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Focused Appreciation Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	14.91%
Average Annual Total Returns, 5 Years [Percent]	14.89%
Average Annual Total Returns, 10 Years [Percent]	17.07%
Variable Universal Life Plus | Large Cap Core Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	13.96%
Variable Universal Life Plus | Large Cap Blend Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Variable Universal Life Plus | Index 500 Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Index 500 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Variable Universal Life Plus | Large Company Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Large Company Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; income is a secondary objective
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Variable Universal Life Plus | Domestic Equity Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Variable Universal Life Plus | Equity Income Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Variable Universal Life Plus | Mid Cap Growth Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Variable Universal Life Plus | Index 400 Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Index 400 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.44%
Variable Universal Life Plus | Mid Cap Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Variable Universal Life Plus | Small Cap Growth Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	8.82%
Variable Universal Life Plus | Index 600 Stock Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Index 600 Stock Portfolio[2]
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	9.48%
Variable Universal Life Plus | Small Cap Value Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Variable Universal Life Plus | International Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Growth Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	9.07%
Variable Universal Life Plus | Research International Core Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Research International Core Portfolio[2]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Variable Universal Life Plus | International Equity Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.35%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	6.65%
Variable Universal Life Plus | Emerging Markets Equity Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	34.19%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Variable Universal Life Plus | Government Money Market Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Government Money Market Portfolio[2,4]
Portfolio Company Objective [Text Block]	Maximum current income to the extent consistent with liquidity and stability of capital[3]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Variable Universal Life Plus | ShortTerm Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Short-Term Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with prudent investment risk
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Variable Universal Life Plus | Select Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Select Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
Variable Universal Life Plus | LongTerm US Government Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Long-Term U.S. Government Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.45%
Average Annual Total Returns, 1 Year [Percent]	6.15%
Average Annual Total Returns, 5 Years [Percent]	(7.18%)
Average Annual Total Returns, 10 Years [Percent]	(0.19%)
Variable Universal Life Plus | Inflation Managed Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)
Portfolio Company Objective [Text Block]	Pursue total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	6.51%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	2.82%
Variable Universal Life Plus | High Yield Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Portfolio[2]
Portfolio Company Objective [Text Block]	High current income and capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Variable Universal Life Plus | MultiSector Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Multi-Sector Bond Portfolio[2]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with prudent investment management
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	1.66%
Average Annual Total Returns, 10 Years [Percent]	4.56%
Variable Universal Life Plus | Active Passive Conservative Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active/Passive Conservative Portfolio[2]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.54%
Variable Universal Life Plus | Active Passive Balanced Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Variable Universal Life Plus | Active Passive Moderate Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active/Passive Moderate Portfolio[2] (formerly “Asset Allocation Portfolio”)
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Variable Universal Life Plus | Active Passive Aggressive Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active/Passive Aggressive Portfolio[2]
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.60%
Variable Universal Life Plus | Active Passive Very Aggressive Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active/Passive Very Aggressive Portfolio[2](formerly “Active/Passive All Equity Portfolio”)
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.63%
Variable Universal Life Plus | American Funds® IS Growth Fund - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 1A5
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (CRMC)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Variable Universal Life Plus | American Funds® IS Global Growth Fund - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 1A5
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.63%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Variable Universal Life Plus | American Funds® IS New World Fund® - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS New World Fund® - Class 1A5
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	5.32%
Variable Universal Life Plus | American Funds® IS The Bond Fund of America® - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America® - Class 1A5
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Variable Universal Life Plus | American Funds® IS Capital World Bond Fund® - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund® - Class 1A5
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Variable Universal Life Plus | American Funds® IS American High-Income Trust® - Class 1A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS American High-Income Trust® - Class 1A5
Portfolio Company Objective [Text Block]	Provide a high level of current income; a secondary objective is capital appreciation
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Variable Universal Life Plus | BlackRock International Index V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund - Class I6
Portfolio Company Objective [Text Block]	Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Variable Universal Life Plus | BlackRock Total Return V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund - Class I6
Portfolio Company Objective [Text Block]	Maximize total return, consistent with income generation and prudent investment management
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC/BlackRock International Limited & BlackRock (Singapore) Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	(0.37%)
Average Annual Total Returns, 10 Years [Percent]	2.18%
Variable Universal Life Plus | Cantor Fitzgerald Commodity Return Strategy Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[7]
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Adviser [Text Block]	O’Connor Alternative Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Variable Universal Life Plus | Columbia VP Small Cap Value Discovery Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia VP Small Cap Value Discovery Fund - Class 1[9](formerly “VP Small Cap Value Fund”)
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Variable Universal Life Plus | Fidelity VIP Mid Cap Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[10]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Variable Universal Life Plus | Fidelity VIP Contrafund Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio – Initial Class[10]
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Variable Universal Life Plus | Fidelity® VIP Value Strategies Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Initial Class[10]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Variable Universal Life Plus | Fidelity® VIP Health Care Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Initial Class[10]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Variable Universal Life Plus | Fidelity® VIP Technology Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class[10]
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Variable Universal Life Plus | Fidelity® VIP Bond Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio - Initial Class[10]
Portfolio Company Objective [Text Block]	Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Variable Universal Life Plus | John Hancock Disciplined Value International Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	John Hancock Disciplined Value International Trust - Series NAV[12]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	41.02%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Variable Universal Life Plus | John Hancock Real Estate Securities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	John Hancock Real Estate Securities Trust - Series NAV[12]
Portfolio Company Objective [Text Block]	Long-term capital appreciation and current income
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Variable Universal Life Plus | John Hancock Strategic Income Opportunities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	John Hancock Strategic Income Opportunities Trust - Series NAV[12]
Portfolio Company Objective [Text Block]	High level of current income
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Variable Universal Life Plus | Quality Equity Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Quality Equity Portfolio[13](formerly “Sustainable Equity Portfolio”)
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Variable Universal Life Plus | US Strategic Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	U.S. Strategic Equity Fund[14]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Russell Investment Management LLC (RIM)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Variable Universal Life Plus | US Small Cap Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	U.S. Small Cap Equity Fund[14]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Variable Universal Life Plus | Global Real Estate Securities Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Global Real Estate Securities Fund[14]
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Variable Universal Life Plus | International Developed Markets Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Developed Markets Fund[14]
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	28.64%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Variable Universal Life Plus | Strategic Bond Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Strategic Bond Fund[14]
Portfolio Company Objective [Text Block]	Provide total return
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	(1.07%)
Average Annual Total Returns, 10 Years [Percent]	1.77%
Variable Universal Life Plus | LifePoints Variable Target Portfolio Series Moderate Strategy Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[14]
Portfolio Company Objective [Text Block]	Current income and moderate long-term capital appreciation
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Variable Universal Life Plus | LifePoints Variable Target Portfolio Series Balanced Strategy Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[14]
Portfolio Company Objective [Text Block]	Above-average long-term capital appreciation and a moderate level of current income
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	6.88%
Variable Universal Life Plus | LifePoints Variable Target Portfolio Series Aggressive Strategy Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[14]
Portfolio Company Objective [Text Block]	High long-term capital appreciation; and as a secondary objective, current income
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.59%
Variable Universal Life Plus | LifePoints Variable Target Portfolio Series Equity Aggressive Strategy Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[14]
Portfolio Company Objective [Text Block]	High long-term capital appreciation
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.47%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Variable Universal Life Plus | Waiver Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Waiver Benefit: Selected Monthly Premium Benefit
Purpose of Benefit [Text Block]	For an Insured who has become totally disabled the company will credit minimum premium payments equal to or greater than monthly charges without the Policy lapsing
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Not available for all ages or underwriting classifications●The insured must become totally disabled while this benefit is in force, the disability must result from an accident or sickness, and the disability must last for at least six months●There is a charge for this benefit
Name of Benefit [Text Block]	Waiver Benefit: Selected Monthly Premium Benefit
Variable Universal Life Plus | Additional Purchase Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Additional Purchase Benefit Charge[18]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Processing Date
Optional Benefit Charge, Representative [Text Block]
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.14%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.03%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the Policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $200,000.[19]The Current Charge for the Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 13-14. The Guaranteed Maximum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Benefit added at Attained Age 38 for Male or Female.[20]The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.
Name of Benefit [Text Block]	Additional Purchase Benefit
Purpose of Benefit [Text Block]	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Not available for all ages or underwriting classifications●There is a charge for this benefit
Name of Benefit [Text Block]	Additional Purchase Benefit
Variable Universal Life Plus | Death Benefit Guarantee
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Death Benefit Guarantee Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.02%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	Allows you to select a Death Benefit Guarantee Period during which the Policy is guaranteed not to terminate due to insufficient value in your Policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be elected at issue●Monthly charges will reduce the value in your Policy during the guarantee period, which may eventually result in termination●There is a charge for this benefit
Name of Benefit [Text Block]	Death Benefit Guarantee
Operation of Benefit [Text Block]	Death Benefit Guarantee The Policy offers a Death Benefit Guarantee Period elected at issue. The Death Benefit Guarantee Period is optional and is elected on the application and established at issue by the applicant. A Death Benefit option change may result in changes to, or termination of, the Death Benefit Guarantee. There is a charge for the Death Benefit Guarantee (see “Fee and Expense Tables–Periodic Charges” and “Charges and Deductions–Monthly Policy Charges and Service Charges”). The Death Benefit Guarantee Period is shown on the Policy schedule pages. The Death Benefit Guarantee is available to protect the Policy from terminating during the Death Benefit Guarantee Period so long as the Death Benefit Guarantee Test is met. (See “Death Benefit Guarantee Test”). The Death Benefit Guarantee keeps the Policy in force when the Policy does not have enough Cash Surrender Value to pay the current Monthly Policy Charge and the Policy would otherwise terminate without value. (See “Termination and Reinstatement”). Please note that certain allocation or transfer restrictions may be affected by whether or not your Death Benefit Guarantee is active. (See “The Fixed Option-Restrictions on Amounts in the SAS Account and Government Money Market Division.”)When the Policy does not have sufficient Cash Surrender Value to pay the current Monthly Policy Charge and is being kept in force by the Death Benefit Guarantee, the Monthly Policy Charges will first reduce the Contract Fund Value, if any, to zero and will then accumulate as due and unpaid. Then, when you make a Premium Payment, we will deduct accumulated due and unpaid Monthly Policy Charges from Contract Fund Value. At the end of the Death Benefit Guarantee Period, if the Cash Surrender Value is less than the current Monthly Policy Charges, the Policy will enter the Policy Grace Period and an additional Premium Payment will be required to keep the Policy in force. (See “Termination and Reinstatement”).If the Policy is being kept in force by the Death Benefit Guarantee when the Insured dies, the gross amount of death proceeds will be the Guaranteed Minimum Death Benefit (“GMDB”) regardless of the Death Benefit option in effect. On the Date of Issue the GMDB equals the Specified Amount. After the Date of Issue, if there is a Policy change that changes the Specified Amount, including a Death Benefit option change, then the GMDB will equal the lessor of the current GMDB or the new Specified Amount.During the Death Benefit Guarantee Period, the Death Benefit Guarantee keeps the Policy from terminating, provided that the Death Benefit Guarantee Test is met. Unless the Death Benefit Guarantee was previously terminated, the Death Benefit Guarantee Test will be performed on each Monthly Processing Date during the Death Benefit Guarantee Period or until the Policy Anniversary nearest the Insured’s 121st birthday, if sooner. If the Death Benefit Guarantee Test is not met on a Monthly Processing Date, the Death Benefit Guarantee will enter a Death Benefit Guarantee Grace Period. The Death Benefit Guarantee Test is met provided that:(1)on the current Monthly Processing Date, (a) is greater than or equal to (b) where:(a)is the cumulative Premium Payments minus the sum of the following:●the cumulative withdrawals; and●principal loan balance (See “Policy Loans”); and(b)is the cumulative Death Benefit Guarantee Premiums for the current Monthly Processing Date;AND(2)the Death Benefit Guarantee Test has been met on all prior Monthly Processing Dates, and has not previously been terminated due to a loan or withdrawal causing the test to not be met.The Death Benefit Guarantee Test will be deemed to have been met on all prior Monthly Processing Dates during a Death Benefit Guarantee Grace Period if the required payment is paid prior to the expiration of the Death Benefit Guarantee Grace Period.Termination of Death Benefit Guarantee For Failure to Meet the Death Benefit Guarantee Test If on a Monthly Processing Date the Death Benefit Guarantee Test is not met, you will have 61 days to make an additional payment to keep the Death Benefit Guarantee, provided the Death Benefit Guarantee Period is not already scheduled to expire during that 61-day period. The Death Benefit Guarantee Grace Period will begin on the date we send you written notice of the amount of payment you must make. The minimum payment that you must make will be the amount necessary to meet the Death Benefit Guarantee Test at the end of the Death Benefit Guarantee Grace Period.The Death Benefit Guarantee will continue during the Death Benefit Guarantee Grace Period, terminating at the end of such period if you do not make the required payment. If you do not make the required payment, you will not be able to reinstate the Death Benefit Guarantee.When the Death Benefit Guarantee terminates, the Policy will still remain in force provided the Cash Surrender Value on the Monthly Processing Date is greater than the Monthly Policy Charges. If, however, this requirement is not met, the Policy will enter the Policy Grace Period, during which time you may still avoid termination of your Policy provided you make sufficient payments to keep your Policy in force. (See “Termination and Reinstatement”). If the Insured dies during the Death Benefit Guarantee Grace Period and the Death Benefit Guarantee is keeping the Policy in force, we will deduct from the Life Insurance Benefit the amount of the payment required to meet the Death Benefit Guarantee Test as of the last Monthly Processing Date preceding or on the date of death of the Insured.Example: John Doe elected a ten-year Death Benefit Guarantee Period when he purchased his policy and has met his Death Benefit Guarantee Test every month. On a monthly processing date in the eighth year, John’s policy has the following characteristics:Cash Surrender Value = $80
Monthly Policy Charges = $100
Cumulative Premiums to date = $20,000
Cumulative Withdrawals to date = $1,000
Principal Loan Balance = $0
Cumulative Monthly Death Benefit Guarantee Premiums = $18,000John’s policy does not have enough cash surrender value to cover monthly policy charges and would normally enter the policy grace period and eventually terminate. However, John’s policy does not enter the policy grace period because his cumulative premium amount (less withdrawals and loans) ($20,000 - $1,000 = $19,000) is greater than his cumulative monthly Death Benefit Guarantee Premium amount ($18,000), which was an amount determined when John purchased the policy. Amounts needed to cover the outstanding charges are deducted from the value of John’s policy.Death Benefit Guarantee Premium Suspension Your Policy may be eligible for Death Benefit Guarantee Premium Suspension as indicated on your Policy schedule pages. Death Benefit Guarantee Premium Suspension is tested on the month prior to your next Policy Anniversary. It sets the Death Benefit Guarantee Monthly Premium to zero beginning on the next Monthly Processing Date until the next Policy Anniversary (or earlier if a “Retest Event” occurs), so long as the Death Benefit Guarantee is active (and not in a Death Benefit Grace Period) and the Contract Fund Value is greater than or equal to the amount shown on the Table of Amounts for Determining Death Benefit Guarantee Premium Suspension (“Premium Suspension Table”) for a particular Monthly Processing Date shown in your Policy. A Retest Event is defined as a withdrawal, a Policy loan, a failure to pay accrued loan interest when due, or a change by the Owner to the terms of the Policy that could result in an increase in the Company’s risk under the Policy. If a Retest Event occurs, the Death Benefit Guarantee Premium Suspension will continue so long as immediately after the Retest Event the Death Benefit Guarantee Test is met and the Contract Fund Value is greater than or equal to the amount shown in the Premium Suspension Table for the Monthly Processing Date adjusted proportionately for any reduction to the Guaranteed Minimum Death Benefit resulting from the Retest Event.Example: Jane Doe elected a ten-year Death Benefit Guarantee Period when she purchased her policy and has met her Death Benefit Guarantee Test every month. On the monthly processing date prior to her eighth policy anniversary, Jane’s policy had the following characteristics:Cumulative Premiums to date = $50,000
Cumulative Monthly Death Benefit Guarantee Premiums = $20,000
Contract Fund Value = $90,000
Death Benefit Guarantee Premium Suspension Amount = $85,000Because the Contract Fund Value of Jane’s policy is greater than the Death Benefit Guarantee premium suspension amount shown in her policy, her policy passes the Death Benefit Guarantee Premium Suspension test and her monthly Death Benefit Guarantee premium amount is reduced to $0, meaning she will continue to pass the monthly Death Benefit Guarantee test until the earlier of her next Policy Anniversary or a Retest Event.
Variable Universal Life Plus | Death Benefit Guarantee Premium Suspension
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit Guarantee Premium Suspension
Purpose of Benefit [Text Block]	Allows for the suspension of required premiums during the Death Benefit Guarantee Period until your next Policy Anniversary
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●May expire earlier than your next Policy Anniversary under certain circumstances (i.e., “retest events”)
Name of Benefit [Text Block]	Death Benefit Guarantee Premium Suspension
Variable Universal Life Plus | Income Plans
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Income Plans
Purpose of Benefit [Text Block]	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be selected by Owner or the Direct or Contingent Beneficiary●Payments are subject to fixed rates and not investment performance of the Portfolios
Name of Benefit [Text Block]	Income Plans
Operation of Benefit [Text Block]	Income Plans Upon the death of the Insured, if an Income Plan was not previously elected by you and in lieu of a lump sum or other payment agreed to by the Company, the beneficiary may elect to receive his or her share (or name and change beneficiaries –see “Other Policy Provisions – Naming a Beneficiary”) of the Life Insurance Benefit by either of the fixed Income Plan options noted below. Payments under a fixed Income Plan option are not affected by the investment performance of the Divisions after the date of surrender or the date of the Insured’s death. Nothing in this section shall be construed to otherwise contradict the order of payment of the Life Insurance Benefit as described in the Policy, designated by you or under applicable law.Payments under fixed Income Plan options will be based on rates declared by the Company on the effective date of the Income Plan. The monthly income payment rates applicable to life Income Plans are based on interest rates applicable to amounts as of the date of death of the Insured according to the Policy as well as additional interest at a rate of 10% annually beginning 31 calendar days after the latest of (a) proof of the date of death is received by the Company, (b) the Company has all the information it needs to determine liability and the appropriate payees, or (c) any legal impediments (e.g., court guardian or executor actions) are properly satisfied. There is no additional charge for electing an Income Plan option. We may offer additional Income Plans.●Single Life Income We will make monthly payments for the selected certain period. The options for the certain period are zero years (i.e., no certain period), ten years, or twenty years. If the payee lives longer than the certain period, payments will continue for his or her life. In cases where a ten or twenty year certain period is elected, if the payee dies before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries your beneficiary designates. Where a certain period of zero years was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.●Joint and Survivor Life Income We will make monthly payments for a 10-year certain period, and thereafter for as long as either of the individuals upon whose lives income payments are based is living. If both payees die before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries or to beneficiaries your beneficiary designates.In general, the monthly payments under a joint and survivor life Income Plan will be lower than, but may be payable for a longer period than, a single life Income Plan.The Owner may elect an Income Plan for each beneficiary’s share of the Life Insurance Benefit:●while the Insured is living; or●during the first 60 days after the death of the Insured, if the Insured at the time of his or her death was not the Owner. An election made during that 60-day period may not be revoked.An Owner may make or change Income Plan elections by contacting the Home Office or an authorized Financial Representative may provide us with an election on behalf of a Policy Owner subject to our current procedures, rules and requirements.Subject to the Owner’s rights, and upon providing any information that we may require, a direct or contingent beneficiary may elect an Income Plan for his or her share of the Life Insurance Benefit and/or name his or her own beneficiary for the Income Plan value, if any, remaining on his or her death. If no such Income Plan beneficiary is named, then the Income Plan beneficiary for the remaining value, if any, shall be the estate of the deceased direct or contingent beneficiary. Income Plan beneficiaries may continue to receive payments of the remaining value under the terms of the Income Plan in effect on the death of the direct or contingent beneficiary.Withdrawal The remaining value, if any, in an Income Plan may be withdrawn in a lump sum upon the death of all individuals upon whose lives income payments are based. The withdrawal value will be the present value of any unpaid payments for the remaining certain period. The present value will be based on the rate of interest used to determine the amount of the payments.Limitations If a trust is named as a beneficiary and no qualified trustee claims the Life Insurance Benefit within one year after the claim is determined to be payable, payment of the Life Insurance Benefit will be paid as though the trust had not been named as a beneficiary. The Company is not responsible for actions taken by the trustee and will not be charged with notice of any change of trustee unless written evidence of the change is received at the Home Office.Payment Frequency Upon written request, we will make payments once every 3, 6, or 12 months instead of each month.Example: John Doe was the owner and insured of a policy and had elected a single life income plan for a ten-year certain period. Upon his death, in lieu of paying life insurance proceeds from the policy to his wife Jane, his beneficiary, in a lump sum, the Company made reduced amounts of monthly payments to her spread out over that time period while the remaining balance earned interest.
Variable Universal Life Plus | Exchange for a Fixed Benefit Policy
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Exchange for a Fixed Benefit Policy
Purpose of Benefit [Text Block]	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Requires premium payments be paid●There may be a cost associated with exchange●Exchange may have tax consequences
Name of Benefit [Text Block]	Exchange for a Fixed Benefit Policy
Operation of Benefit [Text Block]	Exchange for a Fixed Benefit Policy Depending on your state of issue, we may allow you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”) at any time within the period allowed by your state provided premiums are paid. We reserve the right to require evidence of insurability. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and will have a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.In addition, irrespective of your state of issue, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio that was approved by Owners, or the Portfolio is substituted for another portfolio (see “Other Policy Transactions-Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. You will be given notice of any such change and will have 60 days to make the exchange.Example: John Doe lives in California and is the owner and insured of a variable universal life plus policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to six more months to exchange his variable policy for a fixed policy without the Company requiring evidence of insurability.
Variable Universal Life Plus | Paid up Insurance
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Paid-up Insurance
Purpose of Benefit [Text Block]	Under certain conditions allows the Owner to change the Policy to a policy free of minimum premium payment obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be selected by Owner●Election is irrevocable●Policy Debt and charges continue●When in force as Paid-up insurance, no additional premium is allowed on the Policy, your Death Benefit option will be irrevocably changed and you may not add optional benefits to the Policy
Name of Benefit [Text Block]	Paid-up Insurance
Operation of Benefit [Text Block]	Paid-up Insurance Upon written request to the Company, you may change your Policy to Paid-up insurance. Your election to convert to Paid-up insurance is irrevocable. To convert your Policy, the Cash Surrender Value must be at least $1,000 and the Policy must have been in force for at least 18 months from the Policy Date. This feature is not available for policies issued in certain states where the Guideline Premium/Cash Value Corridor Test (see “Minimum Death benefit”) was elected at issue. See Appendix B for more information about whether your state of issue affects the availability of Paid-up insurance.If the request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of change to Paid-Up insurance will be that date. If the request is not received on a Monthly Processing Date, or on or after the close of trading on the NYSE on a Monthly Processing Date, the change will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.On the date the Policy is changed to Paid-up insurance, we deduct any applicable surrender charge and we transfer the Contract Fund Value to the Company’s General Account. Any outstanding Policy Debt continues. The Specified Amount will be changed to the Paid-up Specified Amount. The Paid-up Specified Amount is calculated as the Policy Value (after deducting the surrender charge and any withdrawals as of the date of the change) divided by the factor for the Paid-up insurance option shown on the Policy schedule pages. The Death Benefit option will be changed to Option A, and any Death Benefit Guarantee and any additional benefits will be terminated. The definition of life insurance will be changed to the Cash Value Accumulation Test (please see “Death Benefit – Minimum Death Benefit” for more information).After the Policy is changed to Paid-up insurance, the Policy Value will equal the Contract Fund Value plus any Policy Debt except that Policy Value (excluding loans) will not be less than the Paid-up Specified Amount multiplied by the factor for the Paid-up insurance shown on the Policy schedule pages (“Guaranteed Minimum Paid-Up Policy Value”).When the Policy is in force as Paid-up insurance, you will not be permitted to make additional Premium Payments, change Death Benefit options or the Specified Amount, or add optional benefits to the Policy. Subject to certain restrictions, you are permitted to make withdrawals and loan repayments and take out additional loans. Loans and withdrawals reduce the Contract Fund Value and may increase the chance the Policy will terminate without value. A withdrawal can be requested by the Owner (see “Surrender and Withdrawals of Policy Value”). Withdrawals may reduce the Paid-up Specified Amount. The Contract Fund Value will earn interest at an annual effective rate determined by the Company that may change no more frequently than once a year and at no time will the annual effective interest rate be less than the minimum Paid-up Minimum Guaranteed Annual Effective Interest Rate shown in the Policy schedule pages. On any day after the effective date, the Contract Fund Value is equal to the Contract Fund Value at the end of the previous day plus any of the following items applicable for the current day:●interest;●any loan repayment and accrued loan interest payment made; and●any Policy dividend directed to increase the Policy Value;minus any of the following items applicable to the Contract Fund Value for the current day:●a Monthly Policy Charge;●Policy loans;●withdrawals; and●service charges.When the Policy is in force as Paid-up insurance, the Monthly Policy Charge consists of the Monthly Policy Debt Expense Charge and the Monthly Cost of Insurance Charge. These charges may be reduced in order to ensure the Policy Value is not less than the Guaranteed Minimum Paid-up Policy Value.Example: Jane Doe is the owner and insured of a variable universal life plus policy with an Additional Purchase Benefit rider and a Death Benefit Guarantee that has been in force for three years. Her policy has the following characteristics as of a monthly processing date: Cash Surrender Value = $200,000
Specified Amount = $500,000
Factor for Paid-up Option in the current policy month (from the policy schedule pages) = 0.8Jane decides she would rather own a paid-up policy that will earn a fixed rate of interest and will not require additional premium payments. Because Jane’s policy has the required minimum amount of cash surrender value and has been in force long enough, she is able to convert her policy to a paid-up policy. Her new policy, however, will not have any benefits and the specified amount of her death benefit will be reduced to her policy value divided by the factor set forth in her policy at issue, in this case reducing her specified amount from $500,000 to $250,000 (i.e., $200,000 / 0.8 = $250,000).
Variable Universal Life Plus | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be selected by Owner●The SAS Account is not included in dollar cost averaging
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar-Cost Averaging With Dollar-Cost Averaging (“DCA”), you can arrange to have a designated amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly in allowable amounts from the Government Money Market Division into other Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for DCA. We reserve the right to modify or terminate the DCA Plan at any time. DCA does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue Premium Payments during periods of declining markets. You should consult your Financial Representative before deciding whether to elect DCA.
Variable Universal Life Plus | Portfolio Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be selected by Owner●The SAS Account is not included in portfolio rebalancing
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing Over time, portfolio rebalancing helps you maintain your allocations among the Divisions. If you elect portfolio rebalancing, amounts invested in the Divisions are periodically rebalanced in accordance with our procedures, to return your allocation to the percentages you specify. Portfolio rebalancing may reduce amounts allocated to better performing Divisions. Please note that the SAS Account is not included in portfolio rebalancing.You may choose to rebalance monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for portfolio rebalancing. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend, or discontinue this feature at any time.
Variable Universal Life Plus | Asset Allocation Models
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset Allocation Models
Purpose of Benefit [Text Block]	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●Must be selected by Owner●Only one model is available at a time●Models are “static” which means the percentage allocations among the Divisions under a Model will not change. Therefore the Owner must make an affirmative election to change models●Available models may change in the future
Name of Benefit [Text Block]	Asset Allocation Models
Operation of Benefit [Text Block]	Asset Allocation Models The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:
Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling (866) 464-3800. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them. Models may not be available for Policies with allocated amounts to the SAS Account.Available models may change from time to time, but you must make an affirmative election to change models. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio) or the elimination of a Portfolio as an investment option under the Policy pursuant to other applicable SEC regulatory guidance. In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Variable Universal Life Plus | Terminal Illness Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Terminal Illness Benefit
Optional Benefit Charge, When Deducted [Text Block]	When you request an accelerated death benefit payment
Optional Benefit Expense, Current [Dollars]	$ 250
Name of Benefit [Text Block]	Terminal Illness Benefit
Purpose of Benefit [Text Block]	If the insured is eligible for a terminal illness benefit, the company will pay a one-time lump sum to the owner. The amount paid is the requested death benefit less interest, administration fees, loan adjustment and any required premium due.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	●The terminal illness benefit paid is less than the requested death benefit●There is a charge for this benefit
Name of Benefit [Text Block]	Terminal Illness Benefit
Operation of Benefit [Text Block]	Terminal Illness Benefit This Benefit pays a portion of the policy’s death benefit to the Owner when the Company receives proof that is satisfactory to the Company of the Insured’s Terminal Illness. If an accelerated death benefit payment is made under this Benefit, the Death Benefit, Specified Amount, Contract Fund Value and Loan Value under this Policy, if applicable, will be reduced. An accelerated death benefit payment will not be allowed if the Owner is required to request the payment by any third party (including any creditor, governmental agency, trustee in bankruptcy, or any other person) or as the result of a court order. This Benefit may be taxable. Before requesting payment under this Benefit, please consult your legal or tax professionals.General TermsThe Terminal Illness Death Benefit Amount. The Terminal Illness Death Benefit Amount for this Benefit will be calculated by the Company and is equal to the Death Benefit at the time this Benefit is requested and does not include dividends payable upon death, if any.The Eligible Death Benefit Amount. The maximum amount of Death Benefit that can be accelerated at the time this Benefit is requested and is equal to 75% of the Terminal Illness Death Benefit Amount but shall not exceed $1 million.The Requested Death Benefit Amount. The portion of the Terminal Illness Death Benefit Amount that the Owner requests to be accelerated. This amount must be at least the minimum amount set by the Company which will not exceed $25,000 but not greater than the Eligible Death Benefit Amount.Administrative Fee. A charge up to $250 that the Company may impose to pay for administrative expenses.Declared Interest Rate. The greater of (a) the effective annual yield on 90-day Treasury Bills as of the date of application for an accelerated payment of (b) the rate of the Moody’s Corporate Bond Yield Averages – Monthly Average Corporates published by Moody’s Investor Services, Inc. or successor thereto, for the calendar month ending two months before the date of request for this Benefit.Loan Adjustment. An amount equal to the Requested Death Benefit Amount divided by the Terminal Illness Death Benefit Amount multiplied by any Policy Debt.The Accelerated Payment Amount. An amount equal to:●the Requested Death Benefit Amount; less●twelve months of interest on the Requested Death Benefit Amount at the Declared Interest Rate; less●the Administrative Fee; less●the Loan Adjustment; less●any required minimum premium due from entering either the Policy Grace Period or the Death Benefit Guarantee Grace Period if the Policy is currently in force under the Death Benefit Guarantee.Licensed Physician. A doctor of medicine or osteopathy authorized to practice medicine and surgery by the state in which he or she performs such functions or action in the United States or Canada. The Licensed Physician cannot be the Insured, Owner, or a spouse, mother-in-law, father-in-law, stepparent, or the natural or adoptive brother, sister, parent, grandparent, or child of the Owner or Insured.Terminal Illness. An illness certified by a Licensed Physician that is reasonably expected to result in death six months or less from the date of the certification by the Licensed Physician.Terminal Illness BenefitThe Company will pay an Accelerated Payment Amount to the Owner as an immediate one-time lump sum if:●the Insured has a Terminal Illness;●the Conditions of Payment are satisfied; and●the claim requirements are satisfied.There is no Monthly Policy Charge associated with this Benefit. The amount payable under this Benefit shall not be less than the amount available upon surrender multiplied by the percentage of the death benefit that is being accelerated.Any benefits paid under this Benefit, including those paid after the Insured’s death but before the Company received notice of that death, will reduce the Death Benefit that is paid on the death of the Insured as described below. This Benefit will not be paid if the Company receives notification of the Insured’s death before the Accelerated Payment Amount is sent to the Owner.Effect of the Accelerated Payment Amount on Policy ValuesAfter the Company makes a payment under this Benefit, the Policy remains in force with the following adjustments to the Policy values:●the Death Benefit Option is changed to Option A if Option A is not in effect at the time of payment;●the Death Benefit will be reduced by the Requested Death Benefit Amount;●the Specified Amount will be reduced proportionately to the reduction in Death Benefit;●the Eligible Death Benefit Amount will be reduced to zero;●the Contract Fund Value will be reduced proportionately to the reduction in Death Benefit (reductions from Contract Fund Value are proportionate among the Divisions and/or the NM Strength and Stability Account in proportion to the amounts in the Divisions and/or the NM Strength and Stability Account);●any Policy Debt will be reduced by the Loan Adjustment; ●if applicable, the Selected Monthly Premium under a Waiver Benefit will be reduced proportionately to the reduction in Death Benefit; and●if a Death Benefit Guarantee is active, the Death Benefit Guarantee will be reduced to the new Specified Amount.Upon payment of the Accelerated Payment Amount, the Company will furnish updated specification pages to reflect the new Policy values, and the Company’s liability under this Policy for the Requested Death Benefit Amount ends.Following payment of the Accelerated Payment Amount, Death Benefit Option changes are not permitted.Conditions of PaymentThe Company must receive the Owner’s voluntary written request for payment under this Benefit. The Company will pay the Accelerated Payment Amount if all of the following conditions are met: ●the Policy is not collaterally assigned;●the Policy was not issued by dividing a policy into two or more policies;●the Policy is not the result of a partial term conversion; ●the claim has been approved;●the Policy is in force; and ●if applicable, the Company has received written approval to make a payment under this Benefit from any irrevocable beneficiary.Claims for Terminal Illness BenefitBefore the Accelerated Payment Amount is paid under this Benefit, the Company will require the Owner to provide proof that is satisfactory to the Company of the Insured’s Terminal Illness. This proof must include the certification of Licensed Physician describing the Insured’s health condition and stating that the condition is reasonably expected to result in death of the Insured in six months or less. The Company reserves the right to obtain a second opinion as to the Insured’s heath at its own expense. In the event of conflicting opinions between the Insured’s Licensed Physician and the Licensed Physician of the Company’s choice, eligibility for this Benefit will be determined by a third opinion provided by a Licensed Physician that is mutually acceptable to the Company and the Insured. Such third opinion will be at the Company’s expense. Request for Claim. To make a claim for this Benefit, the Company must receive a written request from the Owner. The request should:●include the Insured’s name, Policy number, and Requested Death Benefit Amount; and●be sent to the Company or be given to an authorized agent of the Company.Claim Forms. The Company will furnish claims forms within 15 days after receiving notice of claim. These forms must be completed by the Owner, the Insured (or the Insured’s representative if the Insured is incapable), and the Insured’s Licensed Physician. If these forms are not furnished by the Company within the 15-day period, this initial written proof of the Insured’s Terminal Illness may be made by providing a written statement of the Terminal Illness without the use of the Company forms. Payment. Any payments made under this Benefit will be paid to the Owner or Owner’s Estate while the Insured is living, unless the Benefit has been otherwise assigned or designated by the Owner. Claims under this Benefit must be requested voluntarily by the Owner. This Benefit provides for the payment of a portion of the proceeds of this Policy normally payable at the death of the Insured. This Benefit is not meant to cause the Owner to involuntarily obtain proceeds that ultimately would be payable to the Beneficiary. Authorizations. The Company will furnish the Insured (or his or her representative if the Insured is incapable) with authorizations to obtain and disclose medical records. These authorizations must be signed by the Insured without alterations and returned to the Company.TerminationThis Benefit will terminate on the earliest of the following dates:●the date on which a payment has been paid under this Benefit;●the date on which the Home Office receives the Owner’s written request to terminate this Benefit; or●the date of termination of the Policy.Following is a hypothetical example of how the Terminal Illness Benefit works. The example is provided for illustrative purposes only and is in no way representative of actual policy values.Example:
Policy Values Before Terminal Illness Payment
Death Benefit = $200,000 Specified Amount = $200,000 Contract Fund Value = $50,000
Terminal Illness Benefit Payment Calculation
Eligible Insurance Amount = 0.75 * $200,000 = $150,000**
**Eligible Insurance Amount cannot exceed $1,000,000 as defined in the Policy
Requested Death Benefit Amount = $150,000
Policy Debt = $10,000
Interest Rate = 0.05 (for illustration purposes)
Loan Adjustment = $150,000 / $200,000 * $10,000 = $7,500
The Accelerated Payment Amount is equal to:
Requested Death Benefit	$150,000
Twelve months of interest	-$150,000 * (1 - (1.05) ^ -1) = $7,142.86
Administrative Fee	-$250
Loan Adjustment	-$7,500
Accelerated Payment Amount	$135,107.14
Policy Values After Terminal Illness Payment
Death Benefit = $200,000 - $150,000 = $50,000 Specified Amount = $200,000 – ($200,000 x 75%) = $50,000 Contract Fund Value = $50,000 – ($50,000 x 75%) = $12,500 Policy Debt = $10,000 - $7,500 = $2,500

Variable Universal Life Plus | Federal Deferred Acquisition Cost
Item 2. Key Information [Line Items]
Premium Taxes, Description [Text Block]	Federal Deferred Acquisition Cost Charge[1]
Premium Taxes, When Deducted [Text Block]	Upon each Premium Payment
Premium Taxes (of Premium Payments), Current [Percent]	0.55%
Premium Taxes, Footnotes [Text Block]	This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.
Variable Universal Life Plus | Changing Death Benefit Options
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Change in Death Benefit Option Fee[6]
Other Transaction Fee, When Deducted [Text Block]	Upon change in Death Benefit option
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Variable Universal Life Plus | Change in Specified Amount
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Change in Specified Amount Fee[6]
Other Transaction Fee, When Deducted [Text Block]	Upon change in Specified Amount
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Variable Universal Life Plus | Request for Additional Illustration
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Request for Additional Illustration Charge[6,7]
Other Transaction Fee, When Deducted [Text Block]	Upon request for more than one illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 25.00
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	An illustration of the Policy’s future benefits and values is provided once a Policy Year at no charge upon request.
Variable Universal Life Plus | Expedited Delivery
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Expedited Delivery Charge[6,8]
Other Transaction Fee, When Deducted [Text Block]	When express mail delivery is requested
Other Transaction Fee, Maximum [Dollars]	$ 50
Other Transaction Fee, Current [Dollars]	$ 15
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[9]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by Northwestern Mutual to serve the same purpose.
Variable Universal Life Plus | Wire Transfer
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Wire Transfer Fee[6,8]
Other Transaction Fee, When Deducted [Text Block]	When a wire transfer is requested
Other Transaction Fee, Maximum [Dollars]	$ 50
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.[9]The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2018. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by Northwestern Mutual to serve the same purpose.
Variable Universal Life Plus | Policy Debt
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Policy Debt Expense Charge[11]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date when there is Policy Debt
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.0592%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0175%
Optional Benefit Expense, Footnotes [Text Block]	This charge is deducted from Contract Fund Value when there is Policy Debt and is intended to cover the costs associated with loans. This charge, that has a guaranteed maximum rate of 2%, encompasses any loan interest spread, which is the difference between the interest rate charged on policy loan amounts and the interest rate credited on amounts designated as collateral for the loan. The interest rates charged to loan amounts and credited to collateral are adjustable but are subject to a guaranteed maximum difference of 2%. When the insured is at or above Attained Age 100, the current Policy Debt Expense Charge is 0.00%. Please see “Policy Loans” in the Prospectus for more information regarding how the loan interest rate is calculated.
Variable Universal Life Plus | Underwriting and Issue
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Underwriting and Issue Charge[12]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	Same as current charge	$0.007 (monthly) per $1,000 of Initial Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.026%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.005%
Optional Benefit Expense, Footnotes [Text Block]	The current minimum Specified Amount is $100,000 for Issue Ages 18-75 and $50,000 for Issue Ages 0-17.[13]The Maximum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 25, Class 1 to 9 Non- Tobacco/Occasional Tobacco, Standard Plus Tobacco, and Class 1 to 7 Tobacco underwriting classification.[14]The Minimum Charge for the Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 55, Premier, Preferred; and Standard Plus Non-Tobacco/Occasional Tobacco; Premier and Preferred Tobacco underwriting classification.
Variable Universal Life Plus | Selected Monthly Premium Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Selected Monthly Premium Benefit Charge[15]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.09%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.003%
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Selected Monthly Premium Benefit vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the credit of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the credit of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Other Benefits Available Under the Policy—Optional Benefits Available for a Charge” in the Prospectus for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.[16]The Maximum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Age 57, standard underwriting classification for Selected Monthly Premium and attained Age 59, standard underwriting classification for Specified Monthly Charges.[17]The Minimum Charge for the Selected Monthly Premium Benefit assumes that the Insured has the following characteristics: Attained Ages 0-17, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
Variable Universal Life Plus | Specified Monthly Charges
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.14%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.03%
Variable Universal Life Plus | Option A Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option A—the greater of the Specified Amount or the Minimum Death Benefit;
Variable Universal Life Plus | Option B Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option B—the greater of the Specified Amount plus Policy Value or the Minimum Death Benefit; or
Variable Universal Life Plus | Option C Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option C—the greater of the Specified Amount plus Cumulative Premiums minus Cumulative Withdrawals or the Minimum Death Benefit.